UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: October 31, 2018

Item 1.       Reports to Stockholders.

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2018, filed with the Securities and Exchange Commission on January 7, 2019 (Accession Number 0001193125-19-003301). The sole purpose of this amendment is the inclusion of the section entitled “Board Review and Approval of Investment Advisory Contract”, which was inadvertently omitted from the original filing. Except for such change, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

  iShares Morningstar Large-Cap ETF | JKD | NYSE Arca

  iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca

  iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca

  iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca

  iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca

  iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ

  iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca

  iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca

  iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap ETF

Investment Objective

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.62%	4.38%	11.01%	13.13%	4.38%	68.55%	243.24%
Fund Market	4.59	4.38	10.99	13.08	4.38	68.43	241.83
Index	4.74	4.61	11.24	13.37	4.61	70.33	250.59

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,046.20	$ 1.03		$1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	20.6%
Health Care	18.3
Industrials	15.8
Financials	12.0
Consumer Discretionary	7.3
Energy	7.1
Communication Services	6.3
Consumer Staples	5.4
Real Estate	2.8
Materials	2.6
Utilities	1.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	14.8%
Johnson & Johnson	5.6
Bank of America Corp.	3.8
Chevron Corp.	3.2
Comcast Corp., Class A	2.6
Walt Disney Co. (The)	2.6
Oracle Corp.	2.1
McDonald’s Corp.	2.1
Altria Group Inc.	1.9
Abbott Laboratories	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap Growth ETF

Investment Objective

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.94%	12.57%	13.45%	15.13%	12.57%	87.92%	309.18%
Fund Market	2.94	12.60	13.43	15.10	12.60	87.81	307.96
Index	3.11	13.52	13.89	15.51	13.52	91.65	322.73

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,029.40	$ 1.28		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	30.2%
Consumer Discretionary	16.3
Health Care	15.7
Communication Services	15.2
Financials	6.7
Industrials	4.6
Real Estate	3.6
Energy	3.3
Consumer Staples	2.8
Materials	1.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Microsoft Corp.	7.4%
Amazon. com Inc.	6.0
Facebook Inc., Class A	3.6
Alphabet Inc., Class C	3.1
Alphabet Inc., Class A	3.0
UnitedHealth Group Inc.	2.7
Visa Inc., Class A	2.6
Home Depot Inc. (The)	2.2
Boeing Co. (The)	2.2
Mastercard Inc., Class A	2.0

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Large-Cap Value ETF

Investment Objective

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling the fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.46%	4.71%	9.10%	10.00%	4.71%	54.58%	159.43%
Fund Market	3.46	4.70	9.08	9.94	4.70	54.44	157.92
Index	3.59	4.98	9.37	10.27	4.98	56.48	165.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.60	$1.28		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	26.1%
Consumer Staples	16.4
Health Care	15.0
Information Technology	11.3
Energy	8.5
Communication Services	7.1
Utilities	5.4
Industrials	5.2
Materials	2.6
Consumer Discretionary	2.0
Real Estate	0.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	6.2%
JPMorgan Chase & Co.	5.6
Exxon Mobil Corp.	5.2
Pfizer Inc.	3.9
Verizon Communications Inc.	3.6
Wells Fargo & Co.	3.6
AT&T Inc.	3.4
Procter & Gamble Co. (The)	3.4
Intel Corp.	3.3
Cisco Systems Inc.	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap ETF

Investment Objective

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.01)%	0.02%	8.74%	14.49%	0.02%	52.01%	287.07%
Fund Market	(2.12)	(0.06)	8.72	14.47	(0.06)	51.88	286.39
Index	(1.89)	0.28	9.00	14.76	0.28	53.84	296.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$979.90	$1.25		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	18.2%
Consumer Discretionary	14.1
Information Technology	14.1
Real Estate	13.7
Financials	13.7
Health Care	8.9
Consumer Staples	6.0
Materials	4.6
Communication Services	2.9
Utilities	2.0
Energy	1.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Centene Corp.	1.5%
Ingersoll-Rand PLC	1.3
Xilinx Inc.	1.2
Rockwell Collins Inc.	1.2
Ventas Inc.	1.2
Agilent Technologies Inc.	1.2
NetApp Inc.	1.1
Dollar Tree Inc.	1.1
CBS Corp., Class B	1.1
Clorox Co. (The)	1.1

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF

Investment Objective

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.15%	7.69%	9.75%	14.07%	7.69%	59.20%	272.98%
Fund Market	1.21	7.80	9.78	14.09	7.80	59.43	273.54
Index	1.25	7.93	9.99	14.33	7.93	60.98	281.45

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.50	$1.52		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Health Care	20.1
Industrials	17.3
Consumer Discretionary	11.1
Financials	6.6
Communication Services	6.3
Energy	5.4
Real Estate	5.3
Materials	2.2
Consumer Staples	1.0

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
O’Reilly Automotive Inc.	1.4%
Twitter Inc.	1.4
Square Inc., Class A	1.2
Rockwell Automation Inc.	1.1
IQVIA Holdings Inc.	1.1
Verisk Analytics Inc.	1.1
Workday Inc., Class A	1.1
Cerner Corp.	1.0
IHS Markit Ltd.	1.0
SBA Communications Corp.	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2018	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.59)%	2.19%	9.12%	14.00%	2.19%	54.70%	270.71%
Fund Market	(2.55)	2.20	9.11	13.99	2.20	54.67	270.43
Index	(2.46)	2.44	9.43	14.33	2.44	56.92	281.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$974.10	$1.49		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	19.2%
Utilities	16.3
Consumer Discretionary	11.7
Materials	11.0
Industrials	7.5
Information Technology	7.4
Consumer Staples	7.0
Real Estate	6.5
Energy	5.4
Health Care	4.1
Communication Services	3.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Welltower Inc.	1.5%
Kroger Co. (The)	1.4
WEC Energy Group Inc.	1.3
PPL Corp.	1.3
DTE Energy Co.	1.2
Eversource Energy	1.2
Motorola Solutions Inc.	1.2
CenturyLink Inc.	1.2
United Continental Holdings Inc.	1.2
AutoZone Inc.	1.1

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.82)%	(0.05)%	7.48%	12.91%	(0.05)%	43.43%	236.89%
Fund Market	(2.78)	(0.03)	7.48	12.97	(0.03)	43.41	238.52
Index	(2.74)	0.14	7.59	13.06	0.14	44.15	241.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$971.80	$1.24		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	20.1%
Industrials	19.6
Real Estate	13.1
Consumer Discretionary	9.9
Information Technology	9.3
Health Care	8.3
Materials	5.4
Consumer Staples	4.5
Communication Services	4.1
Utilities	3.0
Energy	2.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Molina Healthcare Inc.	1.3%
Haemonetics Corp.	0.9
PBF Energy Inc., Class A	0.9
Genesee & Wyoming Inc., Class A	0.8
Primerica Inc.	0.8
Casey’s General Stores Inc.	0.8
Kemper Corp.	0.8
Ciena Corp.	0.8
Cable One Inc.	0.8
ITT Inc.	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap Growth ETF

Investment Objective

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.64%	6.67%	8.76%	14.27%	6.67%	52.21%	279.49%
Fund Market	1.33	6.53	8.75	14.27	6.53	52.08	279.72
Index	1.75	6.85	8.85	14.39	6.85	52.83	283.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.40	$1.52		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	27.7%
Health Care	24.4
Consumer Discretionary	12.8
Industrials	12.4
Real Estate	4.8
Communication Services	4.5
Financials	4.3
Energy	4.2
Consumer Staples	2.1
Materials	2.1
Utilities	0.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Sarepta Therapeutics Inc.	1.3%
Wayfair Inc., Class A	1.0
Five Below Inc.	1.0
Integrated Device Technology Inc.	1.0
Zendesk Inc.	0.9
Twilio Inc., Class A	0.9
Euronet Worldwide Inc.	0.9
LivaNova PLC	0.9
RingCentral Inc., Class A	0.8
Universal Display Corp.	0.8

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2018	iShares® Morningstar Small-Cap Value ETF

Investment Objective

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.90)%	(2.47)%	6.66%	12.66%	(2.47)%	38.02%	229.50%
Fund Market	(1.94)	(2.47)	6.64	12.85	(2.47)	37.92	234.85
Index	(1.78)	(2.20)	6.87	12.92	(2.20)	39.38	237.12

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.00	$1.50		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	27.2%
Consumer Discretionary	12.7
Real Estate	12.0
Industrials	10.6
Energy	7.5
Utilities	7.2
Materials	6.9
Information Technology	6.6
Consumer Staples	4.6
Health Care	2.5
Communication Services	2.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Popular Inc.	0.9%
Dun & Bradstreet Corp. (The)	0.9
EPR Properties	0.9
Nuance Communications Inc.	0.9
Williams-Sonoma Inc.	0.8
Hanover Insurance Group Inc. (The)	0.8
Ashland Global Holdings Inc.	0.8
MGIC Investment Corp.	0.8
Assured Guaranty Ltd.	0.8
Hospitality Properties Trust	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.9%
General Dynamics Corp.	41,462	$7,155,512
Lockheed Martin Corp.	35,756	10,506,901
Northrop Grumman Corp.	26,027	6,817,773
Raytheon Co.	42,323	7,408,218
United Technologies Corp.	107,160	13,310,343

		45,198,747

Air Freight & Logistics — 2.0%
FedEx Corp.	35,877	7,905,138
United Parcel Service Inc., Class B	100,047	10,659,008

		18,564,146

Airlines — 0.4%
Southwest Airlines Co.	82,023	4,027,329

Auto Components — 0.4%
Aptiv PLC	44,649	3,429,043

Banks — 5.7%
Bank of America Corp.	1,279,674	35,191,035
M&T Bank Corp.	23,933	3,958,757
PNC Financial Services Group Inc. (The)(a)	68,200	8,763,018
SunTrust Banks Inc.	73,486	4,604,633

		52,517,443

Biotechnology — 3.6%
AbbVie Inc.	212,541	16,546,317
Biogen Inc.(b)	29,483	8,970,793
Celgene Corp.(b)	103,842	7,435,087

		32,952,197

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	139,189	6,587,815
State Street Corp.	60,091	4,131,256
T Rowe Price Group Inc.	39,845	3,864,567

		14,583,638

Chemicals — 2.5%
Air Products & Chemicals Inc.	34,194	5,277,844
Linde PLC	83,795	13,865,558
PPG Industries Inc.	39,574	4,158,832

		23,302,234

Commercial Services & Supplies — 0.6%
Waste Management Inc.	61,660	5,516,720

Consumer Finance — 1.5%
American Express Co.	102,393	10,518,833
Synchrony Financial	115,744	3,342,687

		13,861,520

Electric Utilities — 1.3%
NextEra Energy Inc.	68,131	11,752,598

Electrical Equipment — 0.7%
Emerson Electric Co.	94,832	6,437,196

Electronic Equipment, Instruments & Components — 0.9%
Corning Inc.	131,302	4,195,099
TE Connectivity Ltd.	55,479	4,184,226

		8,379,325

Entertainment — 3.7%
Twenty-First Century Fox Inc., Class A, NVS	154,158	7,017,272
Twenty-First Century Fox Inc., Class B	71,239	3,218,578

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)	207,887	$23,871,664

		34,107,514

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities Inc.	22,883	4,013,221
Digital Realty Trust Inc.(c)	34,174	3,528,807
Prologis Inc.	96,504	6,221,613
Simon Property Group Inc.	45,988	8,439,718
Weyerhaeuser Co.	125,015	3,329,149

		25,532,508

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	62,498	14,288,918
Sysco Corp.	75,085	5,355,813

		19,644,731

Food Products — 0.6%
Kraft Heinz Co. (The)	97,076	5,336,268

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	248,173	17,109,047
Danaher Corp.	90,381	8,983,871
Zimmer Biomet Holdings Inc.	33,422	3,796,405

		29,889,323

Health Care Providers & Services — 2.2%
Aetna Inc.	47,980	9,519,232
Anthem Inc.	37,956	10,459,535

		19,978,767

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	66,546	3,729,238
Las Vegas Sands Corp.	62,604	3,194,682
McDonald’s Corp.	109,558	19,380,810
Royal Caribbean Cruises Ltd.	29,120	3,049,738

		29,354,468

Household Products — 0.8%
Colgate-Palmolive Co.	128,540	7,654,557

Industrial Conglomerates — 3.3%
3M Co.	82,925	15,777,310
Honeywell International Inc.	104,952	15,199,149

		30,976,459

Insurance — 3.2%
Allstate Corp. (The)	54,485	5,215,304
American International Group Inc.	134,485	5,552,886
Aon PLC	37,854	5,912,038
Marsh & McLennan Companies Inc.	77,098	6,534,055
Progressive Corp. (The)	90,066	6,277,600

		29,491,883

Internet & Direct Marketing Retail — 0.5%
eBay Inc.(b)	148,278	4,304,510

IT Services — 0.4%
DXC Technology Co.	46,329	3,374,141

Machinery — 1.3%
Illinois Tool Works Inc.	46,996	5,995,280
Parker-Hannifin Corp.	22,005	3,336,618
Stanley Black & Decker Inc.	25,874	3,014,838

		12,346,736

Media — 2.6%
Comcast Corp., Class A	638,304	24,344,915

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.1%
Southern Copper Corp.	30,360	$1,164,002

Multi-Utilities — 0.5%
Sempra Energy	43,438	4,783,393

Multiline Retail — 0.5%
Dollar General Corp.	42,955	4,784,328

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	81,418	4,331,438
Chevron Corp.	265,307	29,621,526
Continental Resources Inc./OK(b)	24,492	1,290,239
EOG Resources Inc.	84,769	8,929,566
Kinder Morgan Inc./DE	299,085	5,090,427
Marathon Petroleum Corp.	104,164	7,338,354
ONEOK Inc.	67,179	4,406,942
Williams Companies Inc. (The)	190,829	4,642,870

		65,651,362

Pharmaceuticals — 9.3%
Allergan PLC	47,192	7,456,808
Bristol-Myers Squibb Co.	233,081	11,779,914
Eli Lilly & Co.	136,372	14,788,180
Johnson & Johnson	367,769	51,483,982

		85,508,884

Road & Rail — 2.4%
Norfolk Southern Corp.	42,122	7,069,335
Union Pacific Corp.	104,760	15,318,007

		22,387,342

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices Inc.	58,543	4,900,635
Broadcom Inc.	61,558	13,757,597
Lam Research Corp.	26,317	3,729,908

		22,388,140

Software — 2.1%
Oracle Corp.	397,355	19,406,818

Specialty Retail — 2.3%
Lowe’s Companies Inc.	116,293	11,073,419

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	91,779	$10,084,677

		21,158,096

Technology Hardware, Storage & Peripherals — 14.8%
Apple Inc.	622,981	136,345,622

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	52,380	4,341,254

Tobacco — 1.9%
Altria Group Inc.	266,998	17,365,550

Total Common Stocks — 99.9% (Cost: $798,344,562)		922,143,707

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(a)(d)(e)	3,613,819	3,614,541
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(a)(d)	278,683	278,683

		3,893,224

Total Short-Term Investments — 0.4% (Cost: $3,893,408)		3,893,224

Total Investments in Securities — 100.3% (Cost: $802,237,970)		926,036,931

Other Assets, Less Liabilities — (0.3)%		(2,708,214)

Net Assets — 100.0%		$923,328,717

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,613,819	(b)	—		3,613,819	$3,614,541	$2,819	(c)	$420		$(183)
BlackRock Cash Funds: Treasury, SL Agency Shares	506,865	—		(228,182	)(b)	278,683	278,683	14,645		—		—
PNC Financial Services Group Inc. (The)	72,715	4,480		(8,995)		68,200	8,763,018	131,751		(56,971)		(1,149,542)

							$12,656,242	$149,215		$(56,551)		$(1,149,725)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$922,143,707	$—	$—	$922,143,707
Money Market Funds	3,893,224	—	—	3,893,224

	$926,036,931	$—	$—	$926,036,931

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	59,510	$21,117,719

Automobiles — 1.0%
Tesla Inc.(a)(b)	29,967	10,108,468

Beverages — 2.0%
Brown-Forman Corp., Class A	35,971	1,667,975
Brown-Forman Corp., Class B, NVS	77,326	3,583,287
Constellation Brands Inc., Class A	40,061	7,981,353
Monster Beverage Corp.(a)	126,324	6,676,224

		19,908,839

Biotechnology — 2.4%
Alexion Pharmaceuticals Inc.(a)	65,412	7,330,723
Regeneron Pharmaceuticals Inc.(a)	20,576	6,980,202
Vertex Pharmaceuticals Inc.(a)	52,140	8,835,644

		23,146,569

Capital Markets — 6.7%
BlackRock Inc.(c)	21,712	8,932,751
Charles Schwab Corp. (The)	207,965	9,616,301
CME Group Inc.	60,207	11,032,331
Intercontinental Exchange Inc.	118,674	9,142,645
Moody’s Corp.	44,437	6,464,695
Northern Trust Corp.	71,855	6,759,400
S&P Global Inc.	46,775	8,528,018
TD Ameritrade Holding Corp.	103,437	5,349,762

		65,825,903

Chemicals — 1.6%
Ecolab Inc.	56,392	8,636,435
Sherwin-Williams Co. (The)	18,675	7,348,052

		15,984,487

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	82,278	7,363,881

Energy Equipment & Services — 1.8%
Halliburton Co.	216,524	7,509,052
Schlumberger Ltd.	205,013	10,519,217

		18,028,269

Entertainment — 3.2%
Activision Blizzard Inc.	131,342	9,069,165
Electronic Arts Inc.(a)	73,849	6,718,782
Netflix Inc.(a)	51,165	15,440,574

		31,228,521

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	74,148	11,553,000
Crown Castle International Corp.(b)	84,104	9,145,469
Equinix Inc.	18,976	7,186,970
Public Storage(b)	35,952	7,387,057

		35,272,496

Health Care Equipment & Supplies — 5.5%
Baxter International Inc.	112,638	7,041,001
Becton Dickinson and Co.	43,423	10,009,002
Boston Scientific Corp.(a)	262,816	9,498,170
Edwards Lifesciences Corp.(a)	54,860	8,097,336
Intuitive Surgical Inc.(a)	19,169	9,990,500
Stryker Corp.	58,206	9,442,177

		54,078,186

Security	Shares	Value

Health Care Providers & Services — 4.6%
Cigna Corp.	48,562	$10,383,041
Humana Inc.	27,706	8,877,280
UnitedHealth Group Inc.	100,315	26,217,325

		45,477,646

Hotels, Restaurants & Leisure — 3.6%
Hilton Worldwide Holdings Inc.	94,110	6,697,809
Marriott International Inc./MD, Class A	66,442	7,766,405
Starbucks Corp.	212,799	12,399,798
Yum! Brands Inc.	89,267	8,070,629

		34,934,641

Industrial Conglomerates — 0.8%
Roper Technologies Inc.	26,431	7,477,330

Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	26,999	29,444,570
Alphabet Inc., Class C, NVS(a)	27,812	29,947,127
Facebook Inc., Class A(a)	233,133	35,387,258

		94,778,955

Internet & Direct Marketing Retail — 7.3%
Amazon.com Inc.(a)	36,606	58,496,753
Booking Holdings Inc.(a)	6,819	12,782,761

		71,279,514

IT Services — 12.4%
Accenture PLC, Class A	85,265	13,439,470
Automatic Data Processing Inc.	73,866	10,642,613
Cognizant Technology Solutions Corp., Class A	120,770	8,336,753
Fidelity National Information Services Inc.	77,660	8,084,406
Fiserv Inc.(a)	101,794	8,072,264
Mastercard Inc., Class A	100,754	19,916,043
Paychex Inc.	101,235	6,629,880
PayPal Holdings Inc.(a)	158,954	13,382,337
Visa Inc., Class A	184,135	25,383,010
Worldpay Inc., Class A(a)	81,101	7,448,316

		121,335,092

Life Sciences Tools & Services — 2.2%
Illumina Inc.(a)	27,884	8,676,107
Thermo Fisher Scientific Inc.	56,202	13,131,597

		21,807,704

Machinery — 0.7%
Fortive Corp.	89,364	6,635,277

Media — 1.6%
Charter Communications Inc., Class A(a)(b)	32,202	10,316,554
Sirius XM Holdings Inc.	888,589	5,349,306

		15,665,860

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources Inc.(a)(b)	55,904	7,775,687
Pioneer Natural Resources Co.	46,689	6,875,889

		14,651,576

Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	57,995	7,970,833

Pharmaceuticals — 0.9%
Zoetis Inc.	102,216	9,214,772

Road & Rail — 1.0%
CSX Corp.	143,002	9,847,118

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials Inc.	201,458	6,623,939

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	70,282	$14,817,554
Texas Instruments Inc.	132,979	12,344,441

		33,785,934

Software — 13.6%
Adobe Inc.(a)	60,638	14,902,395
Autodesk Inc.(a)	54,803	7,083,288
Intuit Inc.	45,796	9,662,956
Microsoft Corp.	681,330	72,772,857
Red Hat Inc.(a)	46,025	7,899,731
salesforce.com Inc.(a)	97,740	13,413,837
ServiceNow Inc.(a)	42,092	7,620,336

		133,355,400

Specialty Retail — 3.1%
Home Depot Inc. (The)	120,953	21,273,214
Ross Stores Inc.	88,520	8,763,480

		30,036,694

Textiles, Apparel & Luxury Goods — 1.3%

NIKE Inc., Class B	172,268	12,926,991

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	107,345	7,358,500

Total Common Stocks — 99.9% (Cost: $694,509,199)		980,603,175

Security	Shares	Value

Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	12,477,923	$12,480,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	1,088,637	1,088,637

		13,569,056

Total Short-Term Investments — 1.4% (Cost: $13,568,814)		13,569,056

Total Investments in Securities — 101.3% (Cost: $708,078,013)		994,172,231

Other Assets, Less Liabilities — (1.3)%		(12,377,443)

Net Assets — 100.0%		$981,794,788

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	18,324,574	—	(5,846,651	)(b)	12,477,923	$12,480,419	$129,825	(c)	$2,904		$(1,183)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161,372	—	(72,735	)(b)	1,088,637	1,088,637	9,868		—		—
BlackRock Inc.	17,935	4,007	(230)		21,712	8,932,751	113,876		39,400		(2,371,804)

						$22,501,807	$253,569		$42,304		$(2,372,987)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$980,603,175	$—	$—	$980,603,175
Money Market Funds	13,569,056	—	—	13,569,056

	$994,172,231	$—	$—	$994,172,231

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Delta Air Lines Inc.	37,500	$2,052,375

Automobiles — 1.3%
Ford Motor Co.	233,328	2,228,282
General Motors Co.	78,171	2,860,277

		5,088,559

Banks — 13.5%
BB&T Corp.	46,144	2,268,439
Citigroup Inc.	149,928	9,814,287
JPMorgan Chase & Co.	200,227	21,828,747
U.S. Bancorp.	91,228	4,768,488
Wells Fargo & Co.	258,232	13,745,689

		52,425,650

Beverages — 5.3%
Coca-Cola Co. (The)	228,034	10,918,268
PepsiCo Inc.	84,259	9,469,026

		20,387,294

Biotechnology — 3.3%
Amgen Inc.	38,562	7,434,368
Gilead Sciences Inc.	77,230	5,265,541

		12,699,909

Building Products — 0.5%
Johnson Controls International PLC	55,038	1,759,565

Capital Markets — 2.1%
Goldman Sachs Group Inc. (The)	20,919	4,714,515
Morgan Stanley	79,000	3,607,140

		8,321,655

Chemicals — 2.3%
DowDuPont Inc.	137,464	7,412,059
LyondellBasell Industries NV, Class A	18,997	1,695,862

		9,107,921

Communications Equipment — 3.2%
Cisco Systems Inc.	272,340	12,459,555

Consumer Finance — 1.0%
Capital One Financial Corp.	28,502	2,545,228
Discover Financial Services	20,398	1,421,129

		3,966,357

Containers & Packaging — 0.3%
International Paper Co.	24,364	1,105,151

Diversified Financial Services — 6.2%
Berkshire Hathaway Inc., Class B(a)	116,139	23,841,014

Diversified Telecommunication Services — 7.1%
AT&T Inc.	432,639	13,273,364
Verizon Communications Inc.	246,163	14,053,446

		27,326,810

Electric Utilities — 3.9%
American Electric Power Co. Inc.	29,374	2,154,877
Duke Energy Corp.	42,439	3,506,735
Edison International	19,410	1,346,860
Exelon Corp.	57,545	2,521,046
PG&E Corp.	30,787	1,441,139
Southern Co. (The)	60,418	2,720,623
Xcel Energy Inc.	30,329	1,486,424

		15,177,704

Security	Shares	Value

Electrical Equipment — 0.5%
Eaton Corp. PLC	25,832	$1,851,380

Equity Real Estate Investment Trusts (REITs) — 0.4%
Equity Residential	21,941	1,425,287

Food & Staples Retailing — 3.2%
Walgreens Boots Alliance Inc.	50,255	4,008,841
Walmart Inc.	85,496	8,573,539

		12,582,380

Food Products — 1.8%
Archer-Daniels-Midland Co.	33,315	1,574,134
General Mills Inc.	35,475	1,553,805
Mondelez International Inc., Class A	87,371	3,667,834

		6,795,773

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	80,458	7,226,738

Health Care Providers & Services — 2.9%
CVS Health Corp.	60,652	4,390,598
Express Scripts Holding Co.(a)	33,495	3,248,010
HCA Healthcare Inc.	16,086	2,147,964
McKesson Corp.	11,892	1,483,646

		11,270,218

Household Products — 4.0%
Kimberly-Clark Corp.	20,717	2,160,783
Procter & Gamble Co. (The)	148,293	13,150,623

		15,311,406

Industrial Conglomerates — 1.3%
General Electric Co.	517,777	5,229,548

Insurance — 3.1%
Aflac Inc.	45,768	1,971,228
Chubb Ltd.	27,599	3,447,391
MetLife Inc.	59,268	2,441,249
Prudential Financial Inc.	24,843	2,329,776
Travelers Companies Inc. (The)	15,958	1,996,825

		12,186,469

IT Services — 1.6%
International Business Machines Corp.	54,379	6,276,968

Machinery — 2.4%
Caterpillar Inc.	35,407	4,295,577
Cummins Inc.	8,951	1,223,512
Deere & Co.	19,164	2,595,572
PACCAR Inc.	20,884	1,194,774

		9,309,435

Multi-Utilities — 1.5%
Consolidated Edison Inc.	18,534	1,408,584
Dominion Energy Inc.	38,949	2,781,737
Public Service Enterprise Group Inc.	30,076	1,606,961

		5,797,282

Multiline Retail — 0.7%
Target Corp.	31,358	2,622,470

Oil, Gas & Consumable Fuels — 8.5%
ConocoPhillips	69,233	4,839,386
Exxon Mobil Corp.	252,232	20,097,846
Occidental Petroleum Corp.	45,559	3,055,642
Phillips 66	25,446	2,616,358

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	25,464	$2,319,516

		32,928,748

Pharmaceuticals — 6.9%
Merck & Co. Inc.	158,443	11,662,989
Pfizer Inc.	349,239	15,038,232

		26,701,221

Semiconductors & Semiconductor Equipment — 5.4%
Intel Corp.	274,703	12,878,077
Micron Technology Inc.(a)	69,097	2,606,339
QUALCOMM Inc.	83,788	5,269,427

		20,753,843

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	87,674	1,337,029
HP Inc.	94,287	2,276,088
Western Digital Corp.	17,392	749,073

		4,362,190

Tobacco — 2.1%
Philip Morris International Inc.	92,611	8,156,251

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	34,023	208,221

Total Common Stocks — 99.9% (Cost: $342,542,091)		386,715,347

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(b)(c)	436,056	$436,056

Total Short-Term Investments — 0.1% (Cost: $436,056)		436,056

Total Investments in Securities — 100.0% (Cost: $342,978,147)		387,151,403

Other Assets, Less Liabilities — (0.0)%		(113,945)

Net Assets — 100.0%		$387,037,458

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	273,624	(273,624)	—	$—	$738	(b)	$159		$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	503,723	(67,667)	436,056	436,056	5,425		—		—

				$436,056	$6,163		$159		$(7)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,715,347	$—	$—	$386,715,347
Money Market Funds	436,056	—	—	436,056

	$387,151,403	$—	$—	$387,151,403

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.5%
Curtiss-Wright Corp.	17,129	$1,874,940
Harris Corp.	45,765	6,805,713
L3 Technologies Inc.	30,506	5,779,972
Rockwell Collins Inc.	64,015	8,195,200
Spirit AeroSystems Holdings Inc., Class A	41,478	3,484,567
Textron Inc.	96,747	5,188,542

		31,328,934

Air Freight & Logistics — 1.4%
CH Robinson Worldwide Inc.	53,958	4,803,881
Expeditors International of Washington Inc.	67,898	4,561,387

		9,365,268

Auto Components — 0.3%
Gentex Corp.	104,733	2,204,630

Automobiles — 0.2%
Thor Industries Inc.	19,497	1,357,771

Banks — 6.1%
Bank OZK(a)	46,818	1,280,940
BOK Financial Corp.	12,368	1,060,309
Citizens Financial Group Inc.	185,364	6,923,345
Comerica Inc.	66,754	5,444,456
Commerce Bancshares Inc.	36,956	2,350,402
Cullen/Frost Bankers Inc.	24,890	2,437,229
East West Bancorp. Inc.	56,439	2,959,661
Signature Bank/New York NY	21,558	2,369,224
Sterling Bancorp./DE	87,815	1,578,914
SVB Financial Group(b)	20,725	4,916,592
Synovus Financial Corp.	45,703	1,716,605
Webster Financial Corp.	35,920	2,113,533
Western Alliance Bancorp.(b)	37,930	1,829,743
Wintrust Financial Corp.	21,952	1,671,425
Zions Bancorp. N.A	75,713	3,562,297

		42,214,675

Beverages — 0.9%
Keurig Dr Pepper Inc.	70,312	1,828,112
Molson Coors Brewing Co., Class B	72,898	4,665,472

		6,493,584

Building Products — 1.4%
Fortune Brands Home & Security Inc.	55,468	2,486,630
Masco Corp.	119,752	3,592,560
Owens Corning	43,197	2,041,922
USG Corp.	33,140	1,399,171

		9,520,283

Capital Markets — 2.8%
Affiliated Managers Group Inc.	20,810	2,365,264
Ameriprise Financial Inc.	55,251	7,030,137
LPL Financial Holdings Inc.	34,310	2,113,496
Nasdaq Inc.	44,849	3,888,857
Raymond James Financial Inc.	51,136	3,921,620

		19,319,374

Chemicals — 3.4%
Albemarle Corp.	42,237	4,190,755
Axalta Coating Systems Ltd.(b)	83,395	2,058,188
Chemours Co. (The)	68,875	2,273,564
International Flavors & Fragrances Inc., New	39,420	5,702,497
NewMarket Corp.	3,479	1,342,755

Security	Shares	Value

Chemicals (continued)
Olin Corp.	65,041	$1,313,828
RPM International Inc.	51,971	3,179,066
Scotts Miracle-Gro Co. (The)	15,227	1,016,250
Westlake Chemical Corp.	14,060	1,002,478
WR Grace & Co.	26,187	1,696,656

		23,776,037

Commercial Services & Supplies — 1.4%
ADT Inc.(a)	47,131	364,794
KAR Auction Services Inc.	52,301	2,978,019
Republic Services Inc.	84,899	6,170,459

		9,513,272

Communications Equipment — 0.8%
ARRIS International PLC(b)	66,019	1,641,893
F5 Networks Inc.(b)	23,686	4,151,682

		5,793,575

Construction Materials — 0.2%
Eagle Materials Inc.	18,508	1,366,631

Consumer Finance — 0.2%
SLM Corp.(a)(b)	169,566	1,719,399

Containers & Packaging — 1.0%
AptarGroup Inc.	24,218	2,469,267
Avery Dennison Corp.	34,046	3,088,653
Graphic Packaging Holding Co.	120,868	1,330,757

		6,888,677

Distributors — 0.5%
LKQ Corp.(b)	123,882	3,378,262

Diversified Consumer Services — 0.3%
ServiceMaster Global Holdings Inc.(b)	52,795	2,263,850

Diversified Financial Services — 0.4%
Jefferies Financial Group Inc.	112,944	2,424,908

Electric Utilities — 0.1%
Avangrid Inc.	21,662	1,018,331

Electrical Equipment — 1.8%
Acuity Brands Inc.	15,649	1,966,141
AMETEK Inc.	90,316	6,058,397
nVent Electric PLC	63,453	1,549,522
Sensata Technologies Holding PLC(a)(b)	66,088	3,099,527

		12,673,587

Electronic Equipment, Instruments & Components — 2.9%
CDW Corp./DE	58,951	5,306,180
Flex Ltd.(a)(b)	207,492	1,630,887
Jabil Inc.	59,699	1,476,356
Keysight Technologies Inc.(b)	72,997	4,166,669
Trimble Inc.(b)	97,349	3,638,906
Zebra Technologies Corp., Class A(b)	20,911	3,477,499

		19,696,497

Equity Real Estate Investment Trusts (REITs) — 12.7%
Alexandria Real Estate Equities Inc.(a)	41,189	5,034,531
Apartment Investment & Management Co., Class A	61,283	2,637,620
Boston Properties Inc.	60,141	7,262,627
Camden Property Trust	36,144	3,262,719
CubeSmart	72,396	2,098,036
Duke Realty Corp.	139,144	3,836,200
Essex Property Trust Inc.	25,724	6,451,065

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.(a)	49,268	$4,437,076
Federal Realty Investment Trust	28,622	3,550,559
Forest City Realty Trust Inc., Class A	104,063	2,618,225
Healthcare Trust of America Inc., Class A	80,825	2,122,464
Highwoods Properties Inc.	40,294	1,718,136
Host Hotels & Resorts Inc.	288,857	5,520,057
Kilroy Realty Corp.(a)	39,200	2,700,096
Macerich Co. (The)	41,201	2,126,796
Mid-America Apartment Communities Inc.	44,325	4,330,996
National Retail Properties Inc.	61,142	2,858,388
Realty Income Corp.	112,962	6,808,220
STORE Capital Corp.(a)	71,251	2,068,417
Sun Communities Inc.	33,631	3,378,907
UDR Inc.	104,247	4,085,440
Ventas Inc.	138,821	8,057,171
VICI Properties Inc.	27,215	587,572

		87,551,318

Food & Staples Retailing — 0.4%
U.S. Foods Holding Corp.(b)	84,519	2,465,419

Food Products — 2.5%
Hershey Co. (The)	54,436	5,832,817
Hormel Foods Corp.	105,892	4,621,127
McCormick & Co. Inc./MD, NVS	47,235	6,801,840

		17,255,784

Gas Utilities — 0.6%
Atmos Energy Corp.	43,309	4,031,202

Health Care Equipment & Supplies — 2.9%
Cooper Companies Inc. (The)(a)	19,138	4,943,537
DENTSPLY SIRONA Inc.	86,596	2,998,820
Hologic Inc.(b)	105,982	4,132,238
STERIS PLC	32,930	3,599,578
Varian Medical Systems Inc.(b)	35,654	4,256,018

		19,930,191

Health Care Providers & Services — 4.8%
AmerisourceBergen Corp.	62,355	5,487,240
Centene Corp.(b)	79,940	10,417,781
DaVita Inc.(b)	49,401	3,326,664
Encompass Health Corp.	38,504	2,591,319
Henry Schein Inc.(b)	59,631	4,949,373
Laboratory Corp. of America Holdings(b)	39,686	6,371,587

		33,143,964

Hotels, Restaurants & Leisure — 3.2%
Aramark	95,994	3,448,104
Caesars Entertainment Corp.(a)(b)	234,985	2,018,521
Darden Restaurants Inc.	48,322	5,148,709
MGM Resorts International	199,019	5,309,827
Norwegian Cruise Line Holdings Ltd.(b)	79,354	3,497,131
Six Flags Entertainment Corp.	27,825	1,498,655
Wyndham Destinations Inc.	38,720	1,389,274

		22,310,221

Household Durables — 2.1%
DR Horton Inc.	133,638	4,805,622
Lennar Corp., Class A(a)	113,617	4,883,259
Lennar Corp., Class B	6,089	217,804
PulteGroup Inc.	101,766	2,500,391
Toll Brothers Inc.	52,802	1,777,315

		14,184,391

Security	Shares	Value

Household Products — 1.9%
Church & Dwight Co. Inc.	95,578	$5,674,466
Clorox Co. (The)	49,885	7,405,428

		13,079,894

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	23,265	2,247,166

Insurance — 4.2%
Arch Capital Group Ltd.(a)(b)	157,850	4,478,205
Arthur J Gallagher & Co.	71,518	5,293,047
Athene Holding Ltd., Class A(b)	49,402	2,258,660
Everest Re Group Ltd.	15,912	3,466,588
Torchmark Corp.	40,379	3,418,486
Willis Towers Watson PLC	50,930	7,291,139
WR Berkley Corp.	37,478	2,844,580

		29,050,705

IT Services — 2.4%
Akamai Technologies Inc.(b)	66,016	4,769,656
Alliance Data Systems Corp.	18,403	3,794,330
Booz Allen Hamilton Holding Corp.	55,507	2,749,817
First Data Corp., Class A(b)	219,703	4,117,234
Genpact Ltd.	54,004	1,480,250

		16,911,287

Leisure Products — 1.2%
Brunswick Corp./DE	33,776	1,756,014
Hasbro Inc.	45,483	4,171,246
Polaris Industries Inc.	22,788	2,027,676

		7,954,936

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	124,150	8,043,678

Machinery — 4.7%
AGCO Corp.	25,884	1,450,539
Allison Transmission Holdings Inc.	46,747	2,060,608
Crane Co.	19,730	1,717,299
Donaldson Co. Inc.	50,232	2,575,897
Dover Corp.	57,526	4,765,454
Gardner Denver Holdings Inc.(b)	41,610	1,125,967
Ingersoll-Rand PLC	95,540	9,166,107
Lincoln Electric Holdings Inc.	25,382	2,053,658
Middleby Corp. (The)(a)(b)	21,703	2,437,247
Oshkosh Corp.	28,471	1,598,362
Snap-on Inc.	21,967	3,381,600

		32,332,738

Marine — 0.2%
Kirby Corp.(a)(b)	20,987	1,509,805

Media — 2.9%
CBS Corp., Class B, NVS	131,844	7,561,253
Discovery Inc., Class A(a)(b)	60,852	1,970,996
Discovery Inc., Class C, NVS(b)	140,077	4,105,657
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	32,407	1,336,465
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	63,781	2,632,242
News Corp., Class A, NVS	150,283	1,982,233
News Corp., Class B	48,234	643,441

		20,232,287

Multiline Retail — 1.1%
Dollar Tree Inc.(a)(b)	92,649	7,810,311

Oil, Gas & Consumable Fuels — 1.8%
Marathon Oil Corp.	332,660	6,317,214

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.(b)	77,837	$1,572,307
Noble Energy Inc.	188,158	4,675,726

		12,565,247

Personal Products — 0.3%
Coty Inc., Class A	175,444	1,850,934

Professional Services — 0.4%
Robert Half International Inc.	47,688	2,886,555

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(b)	123,076	4,958,732
Jones Lang LaSalle Inc.	17,735	2,345,631

		7,304,363

Road & Rail — 0.7%
AMERCO	2,978	972,257
Kansas City Southern	39,787	4,056,683

		5,028,940

Semiconductors & Semiconductor Equipment — 4.9%
KLA-Tencor Corp.	60,806	5,566,181
Marvell Technology Group Ltd.	229,146	3,760,286
Maxim Integrated Products Inc.	108,279	5,416,116
MKS Instruments Inc.	21,339	1,572,471
ON Semiconductor Corp.(b)	165,996	2,821,932
Qorvo Inc.(a)(b)	48,934	3,597,138
Teradyne Inc.	72,611	2,501,449
Xilinx Inc.	98,501	8,409,030

		33,644,603

Software — 2.0%
Citrix Systems Inc.(b)	50,192	5,143,174
Symantec Corp.	242,068	4,393,534
VMware Inc., Class A(b)	28,717	4,060,297

		13,597,005

Specialty Retail — 3.6%
Advance Auto Parts Inc.	28,852	4,609,395
Best Buy Co. Inc.	94,668	6,641,907
CarMax Inc.(b)	68,766	4,669,899
Tiffany & Co.	42,431	4,722,570
Tractor Supply Co.	47,439	4,359,170

		25,002,941

Technology Hardware, Storage & Peripherals — 1.1%
NetApp Inc.	100,976	7,925,606

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%
Carter’s Inc.	18,098	$1,737,046
Columbia Sportswear Co.	11,716	1,057,720
PVH Corp.	29,878	3,608,964
Tapestry Inc.	112,181	4,746,378

		11,150,108

Trading Companies & Distributors — 1.3%
United Rentals Inc.(b)	32,227	3,869,496
WW Grainger Inc.	17,708	5,028,541

		8,898,037

Water Utilities — 1.2%
American Water Works Co. Inc.	70,295	6,223,217
Aqua America Inc.	69,291	2,254,036

		8,477,253

Total Common Stocks — 99.9% (Cost: $652,608,717)		690,694,434

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	25,351,476	25,356,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	400,916	400,916

		25,757,463

Total Short-Term Investments — 3.7% (Cost: $25,755,833)		25,757,463

Total Investments in Securities — 103.6% (Cost: $678,364,550)		716,451,897

Other Assets, Less Liabilities — (3.6)%		(25,167,851)

Net Assets — 100.0%		$691,284,046

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,878,471	10,473,005	25,351,476	$25,356,547	$36,400	(b)	$1,562		$405
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177,639	(776,723)	400,916	400,916	10,342		—		—

				$25,757,463	$46,742		$1,562		$405

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$690,694,434	$—	$—	$690,694,434
Money Market Funds	25,757,463	—	—	25,757,463

	$716,451,897	$—	$—	$716,451,897

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
BWX Technologies Inc.	16,679	$975,054
HEICO Corp.	6,868	575,744
HEICO Corp., Class A	11,956	796,987
Hexcel Corp.	14,651	857,377
Huntington Ingalls Industries Inc.	7,239	1,581,577
Teledyne Technologies Inc.(a)	6,007	1,329,229
TransDigm Group Inc.(a)	8,090	2,671,722

		8,787,690

Air Freight & Logistics — 0.6%
XPO Logistics Inc.(a)(b)	21,083	1,884,399

Banks — 1.0%
First Republic Bank/CA	27,026	2,459,096
Pinnacle Financial Partners Inc.	12,251	640,727

		3,099,823

Biotechnology — 4.9%
Alkermes PLC(a)	25,977	1,060,641
Alnylam Pharmaceuticals Inc.(a)	14,948	1,202,268
BioMarin Pharmaceutical Inc.(a)	29,666	2,734,315
Bluebird Bio Inc.(a)	9,053	1,038,379
Exact Sciences Corp.(a)	20,528	1,458,514
Exelixis Inc.(a)	49,757	690,130
Incyte Corp.(a)	29,512	1,912,968
Ionis Pharmaceuticals Inc.(a)(b)	22,966	1,137,965
Neurocrine Biosciences Inc.(a)	15,130	1,621,180
Sage Therapeutics Inc.(a)(b)	7,805	1,004,347
Seattle Genetics Inc.(a)	17,795	998,833

		14,859,540

Building Products — 1.2%
Allegion PLC	15,892	1,362,421
AO Smith Corp.	24,183	1,101,052
Lennox International Inc.	6,051	1,276,096

		3,739,569

Capital Markets — 3.9%
Cboe Global Markets Inc.	18,676	2,107,586
E*TRADE Financial Corp.	43,387	2,144,185
Eaton Vance Corp., NVS	19,754	889,918
FactSet Research Systems Inc.	6,405	1,433,183
Interactive Brokers Group Inc., Class A	12,559	620,540
MarketAxess Holdings Inc.	6,286	1,317,986
MSCI Inc.	14,842	2,231,940
SEI Investments Co.	22,033	1,177,664

		11,923,002

Chemicals — 0.6%
FMC Corp.	22,521	1,758,440

Commercial Services & Supplies — 1.7%
Cintas Corp.	14,384	2,616,018
Copart Inc.(a)	34,179	1,671,695
Rollins Inc.	16,411	971,531

		5,259,244

Communications Equipment — 1.7%
Arista Networks Inc.(a)	8,611	1,983,544
Palo Alto Networks Inc.(a)	15,515	2,839,866
Ubiquiti Networks Inc.(b)	3,356	312,410

		5,135,820

Security	Shares	Value

Construction Materials — 1.3%
Martin Marietta Materials Inc.	10,539	$1,805,120
Vulcan Materials Co.	22,095	2,234,688

		4,039,808

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)	2,069	878,125

Distributors — 0.3%
Pool Corp.	6,754	984,396

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions Inc.(a)	9,797	1,125,773
Grand Canyon Education Inc.(a)	8,067	1,005,955
Service Corp. International/U.S.	30,189	1,251,938

		3,383,666

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings Inc.(a)	35,320	1,055,362

Electrical Equipment — 1.1%
Rockwell Automation Inc.	20,580	3,390,143

Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp.	28,784	1,233,107
FLIR Systems Inc.	23,082	1,068,927
IPG Photonics Corp.(a)	6,014	803,170
National Instruments Corp.	18,769	919,118

		4,024,322

Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	69,550	1,856,290
Core Laboratories NV	7,396	630,435
Helmerich & Payne Inc.	18,222	1,135,048

		3,621,773

Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class A(a)	4,291	135,982
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	33,925	1,122,239
Lions Gate Entertainment Corp., Class A	9,253	177,287
Lions Gate Entertainment Corp., Class B, NVS	17,707	315,008
Live Nation Entertainment Inc.(a)	23,075	1,206,822
Take-Two Interactive Software Inc.(a)	19,018	2,450,850

		5,408,188

Equity Real Estate Investment Trusts (REITs) — 5.0%
American Campus Communities Inc.	22,921	905,609
American Homes 4 Rent, Class A	43,008	906,178
CyrusOne Inc.	17,477	930,301
Douglas Emmett Inc.	25,132	909,527
Equity LifeStyle Properties Inc.	14,902	1,411,070
Hudson Pacific Properties Inc.	26,216	794,345
Invitation Homes Inc.	49,565	1,084,482
Iron Mountain Inc.	47,829	1,464,046
Regency Centers Corp.	28,205	1,787,069
SBA Communications Corp.(a)	19,189	3,111,880
Vornado Realty Trust	28,959	1,971,529

		15,276,036

Food Products — 1.0%
Lamb Weston Holdings Inc.	24,492	1,914,295
Post Holdings Inc.(a)(b)	11,148	985,706

		2,900,001

Health Care Equipment & Supplies — 6.4%
ABIOMED Inc.(a)	7,490	2,555,588
Align Technology Inc.(a)	12,211	2,701,073

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DexCom Inc.(a)	14,780	$1,962,340
Hill-Rom Holdings Inc.	11,108	933,961
ICU Medical Inc.(a)	2,764	704,074
IDEXX Laboratories Inc.(a)	14,468	3,068,952
Insulet Corp.(a)	9,867	870,368
Masimo Corp.(a)	8,028	928,037
ResMed Inc.	23,846	2,525,768
Teleflex Inc.	7,659	1,843,828
West Pharmaceutical Services Inc.	12,301	1,302,922

		19,396,911

Health Care Providers & Services — 1.0%
Chemed Corp.	2,691	818,952
WellCare Health Plans Inc.(a)	8,355	2,305,896

		3,124,848

Health Care Technology — 1.9%
athenahealth Inc.(a)	6,775	864,084
Cerner Corp.(a)	54,947	3,147,364
Veeva Systems Inc., Class A(a)	20,166	1,842,164

		5,853,612

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill Inc.(a)	4,092	1,883,670
Domino’s Pizza Inc.	6,995	1,880,186
Dunkin’ Brands Group Inc.	14,009	1,016,493
Vail Resorts Inc.	6,746	1,695,405
Wyndham Hotels & Resorts Inc.	16,709	823,587
Wynn Resorts Ltd.	16,274	1,637,164

		8,936,505

Household Durables — 0.4%
NVR Inc.(a)	571	1,278,486

Insurance — 1.3%
Brown & Brown Inc.	38,762	1,092,313
Erie Indemnity Co., Class A, NVS	3,314	429,793
Markel Corp.(a)	2,322	2,538,503

		4,060,609

Interactive Media & Services — 3.1%
IAC/InterActiveCorp.(a)	12,937	2,543,285
Snap Inc., Class A, NVS(a)	111,678	738,191
TripAdvisor Inc.(a)	17,077	890,395
Twitter Inc.(a)	120,020	4,170,695
Zillow Group Inc., Class A(a)	8,214	331,599
Zillow Group Inc., Class C, NVS(a)(b)	19,207	773,274

		9,447,439

Internet & Direct Marketing Retail — 2.1%
Expedia Group Inc.	19,864	2,491,542
GrubHub Inc.(a)	15,131	1,403,249
MercadoLibre Inc.	7,375	2,393,187

		6,287,978

IT Services — 8.8%
Black Knight Inc.(a)	23,735	1,157,556
Broadridge Financial Solutions Inc.	19,436	2,272,846
EPAM Systems Inc.(a)	8,545	1,020,871
FleetCor Technologies Inc.(a)	14,768	2,954,043
Gartner Inc.(a)	15,172	2,238,173
Global Payments Inc.	26,429	3,018,985
GoDaddy Inc., Class A(a)	27,642	2,022,565
GreenSky Inc., Class A(a)(b)	6,776	89,308
Jack Henry & Associates Inc.	12,910	1,934,305

Security	Shares	Value

IT Services (continued)
Square Inc., Class A(a)(b)	50,379	$3,700,338
Total System Services Inc.	28,062	2,557,851
VeriSign Inc.(a)	17,875	2,547,903
WEX Inc.(a)	7,190	1,265,152

		26,779,896

Life Sciences Tools & Services — 4.6%
Bio-Rad Laboratories Inc., Class A(a)	3,354	915,139
Bio-Techne Corp.	6,312	1,058,649
Bruker Corp.	16,744	524,590
Charles River Laboratories International Inc.(a)	8,034	978,702
IQVIA Holdings Inc.(a)	27,080	3,328,944
Mettler-Toledo International Inc.(a)(b)	4,212	2,303,206
PerkinElmer Inc.	18,523	1,601,869
PRA Health Sciences Inc.(a)	9,689	938,573
Waters Corp.(a)	12,877	2,442,638

		14,092,310

Machinery — 3.2%
Graco Inc.	27,963	1,136,137
IDEX Corp.	12,827	1,626,720
Nordson Corp.	8,748	1,073,117
Toro Co. (The)	17,602	991,521
WABCO Holdings Inc.(a)	8,835	949,321
Wabtec Corp.	14,349	1,176,905
Woodward Inc.	9,288	683,968
Xylem Inc./NY	30,006	1,967,793

		9,605,482

Media — 1.1%
GCI Liberty Inc., Class A(a)	16,623	786,767
Liberty Broadband Corp., Class A(a)	4,402	364,441
Liberty Broadband Corp., Class C, NVS(a)	25,484	2,113,388

		3,264,596

Metals & Mining — 0.3%
Royal Gold Inc.	10,958	839,712

Oil, Gas & Consumable Fuels — 4.3%
Antero Resources Corp.(a)(b)	37,088	589,328
Cabot Oil & Gas Corp.	73,714	1,786,090
Centennial Resource Development Inc./DE, Class A(a)	31,670	606,797
Cheniere Energy Inc.(a)	36,881	2,227,981
Cimarex Energy Co.	15,951	1,267,626
Diamondback Energy Inc.	16,470	1,850,569
Energen Corp.(a)	13,692	985,413
EQT Corp.	44,088	1,497,670
Parsley Energy Inc., Class A(a)	43,944	1,029,169
WPX Energy Inc.(a)	66,042	1,059,314

		12,899,957

Pharmaceuticals — 1.2%
Catalent Inc.(a)(b)	24,222	977,115
Jazz Pharmaceuticals PLC(a)	10,102	1,604,400
Nektar Therapeutics(a)	28,777	1,113,094

		3,694,609

Professional Services — 4.2%
CoStar Group Inc.(a)	6,079	2,197,072
Equifax Inc.	20,115	2,040,466
IHS Markit Ltd.(a)	59,604	3,130,998
TransUnion	30,683	2,017,407
Verisk Analytics Inc.(a)	27,493	3,294,761

		12,680,704

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	6,551	$730,568

Road & Rail — 1.2%
JB Hunt Transport Services Inc.	14,621	1,617,229
Knight-Swift Transportation Holdings Inc.	21,455	686,560
Old Dominion Freight Line Inc.	10,960	1,429,403

		3,733,192

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)(b)	143,292	2,609,347
Cypress Semiconductor Corp.	60,457	782,314
Microchip Technology Inc.(b)	39,357	2,588,903
Monolithic Power Systems Inc.	6,509	768,843
Skyworks Solutions Inc.	29,904	2,594,471

		9,343,878

Software — 9.8%
ANSYS Inc.(a)	14,081	2,105,814
Aspen Technology Inc.(a)	11,909	1,010,955
Blackbaud Inc.	8,127	582,868
Cadence Design Systems Inc.(a)	47,301	2,108,206
CDK Global Inc.	21,615	1,237,243
Fair Isaac Corp.(a)	4,879	940,232
Fortinet Inc.(a)(b)	24,014	1,973,471
Guidewire Software Inc.(a)(b)	13,423	1,194,244
LogMeIn Inc.	8,679	747,435
Nutanix Inc., Class A(a)	11,752	487,826
Paycom Software Inc.(a)	8,243	1,032,024
Pegasystems Inc.	6,182	330,861
Proofpoint Inc.(a)	8,576	779,987
PTC Inc.(a)	17,719	1,460,223
Splunk Inc.(a)	24,222	2,418,324
SS&C Technologies Holdings Inc.	34,436	1,761,746
Synopsys Inc.(a)	24,823	2,222,403
Tableau Software Inc., Class A(a)	11,705	1,248,689
Tyler Technologies Inc.(a)	6,446	1,364,360
Ultimate Software Group Inc. (The)(a)	5,204	1,387,543
Workday Inc., Class A(a)	24,426	3,249,146

		29,643,600

Specialty Retail — 3.0%
Burlington Stores Inc.(a)	11,311	1,939,723

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	9,582	$245,108
O’Reilly Automotive Inc.(a)	13,460	4,317,295
Ulta Salon Cosmetics & Fragrance Inc.(a)	9,487	2,604,371

		9,106,497

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	18,033	2,537,784
Under Armour Inc., Class A(a)(b)	31,127	688,218
Under Armour Inc., Class C, NVS(a)(b)	31,899	632,557

		3,858,559

Trading Companies & Distributors — 1.1%
Fastenal Co.	47,944	2,464,801
Watsco Inc.	5,362	794,541

		3,259,342

Total Common Stocks — 99.9% (Cost: $249,930,576)		303,328,637

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	19,122,211	19,126,035
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	304,122	304,122

		19,430,157

Total Short-Term Investments — 6.4% (Cost: $19,426,596)		19,430,157

Total Investments in Securities — 106.3% (Cost: $269,357,172)		322,758,794

Other Assets, Less Liabilities — (6.3)%		(19,134,501)

Net Assets — 100.0%		$303,624,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,472,183	(6,349,972)	19,122,211	$19,126,035	$49,820	(b)	$1,741		$1,329
BlackRock Cash Funds: Treasury, SL Agency Shares	123,544	180,578	304,122	304,122	1,703		—		—

				$19,430,157	$51,523		$1,741		$1,329

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$303,328,637	$—	$—	$303,328,637
Money Market Funds	19,430,157	—	—	19,430,157

	$322,758,794	$—	$—	$322,758,794

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Arconic Inc.	110,020	$2,236,707

Airlines — 2.8%
Alaska Air Group Inc.	31,520	1,935,958
American Airlines Group Inc.	104,906	3,680,103
JetBlue Airways Corp.(a)	80,077	1,339,688
United Continental Holdings Inc.(a)	58,612	5,011,912

		11,967,661

Auto Components — 1.9%
Adient PLC	22,193	675,111
Autoliv Inc.	22,293	1,857,899
BorgWarner Inc.	53,462	2,106,937
Goodyear Tire & Rubber Co. (The)	60,575	1,275,710
Lear Corp.	16,769	2,228,600

		8,144,257

Automobiles — 0.4%
Harley-Davidson Inc.	42,631	1,629,357

Banks — 6.0%
CIT Group Inc.	28,958	1,372,030
Fifth Third Bancorp.	170,558	4,603,360
First Horizon National Corp.	83,328	1,344,914
Huntington Bancshares Inc./OH	282,639	4,050,217
KeyCorp.	269,280	4,890,125
PacWest Bancorp.	31,337	1,272,909
People’s United Financial Inc.	95,505	1,495,608
Prosperity Bancshares Inc.	16,956	1,102,649
Regions Financial Corp.	282,189	4,788,747
Umpqua Holdings Corp.	56,279	1,080,557

		26,001,116

Biotechnology — 0.3%
United Therapeutics Corp.(a)	11,171	1,238,417

Capital Markets — 1.3%
Franklin Resources Inc.	78,246	2,386,503
Invesco Ltd.	105,161	2,283,045
Janus Henderson Group PLC	43,024	1,057,100

		5,726,648

Chemicals — 3.0%
Celanese Corp.	34,545	3,348,792
CF Industries Holdings Inc.	59,759	2,870,225
Eastman Chemical Co.	36,162	2,833,292
Huntsman Corp.	55,027	1,203,991
Mosaic Co. (The)	90,769	2,808,393

		13,064,693

Commercial Services & Supplies — 0.3%
Stericycle Inc.(a)	21,951	1,096,892

Communications Equipment — 2.0%
CommScope Holding Co. Inc.(a)	49,293	1,185,990
Juniper Networks Inc.	88,254	2,583,194
Motorola Solutions Inc.	41,534	5,090,407

		8,859,591

Construction & Engineering — 1.4%
AECOM(a)(b)	41,232	1,201,501
Fluor Corp.	35,993	1,578,653
Jacobs Engineering Group Inc.	30,510	2,290,996

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.(a)	38,031	$1,186,567

		6,257,717

Consumer Finance — 0.8%
Ally Financial Inc.	108,036	2,745,195
Santander Consumer USA Holdings Inc.	29,634	555,637

		3,300,832

Containers & Packaging — 3.4%
Ball Corp.	88,028	3,943,654
Berry Global Group Inc.(a)	33,736	1,471,564
Crown Holdings Inc.(a)(b)	34,602	1,463,319
Packaging Corp. of America	24,188	2,220,700
Sealed Air Corp.	40,650	1,315,434
Sonoco Products Co.	25,541	1,394,028
WestRock Co.	65,299	2,805,898

		14,614,597

Distributors — 0.8%
Genuine Parts Co.	37,563	3,678,169

Diversified Consumer Services — 0.3%
H&R Block Inc.	52,697	1,398,578

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	34,410	698,179
Voya Financial Inc.	41,100	1,798,536

		2,496,715

Diversified Telecommunication Services — 1.2%
CenturyLink Inc.	243,293	5,021,568

Electric Utilities — 7.2%
Alliant Energy Corp.	59,837	2,571,794
Entergy Corp.	46,292	3,886,213
Evergy Inc.	69,542	3,893,657
Eversource Energy	81,111	5,131,082
FirstEnergy Corp.	124,402	4,637,707
IDACORP Inc.	12,879	1,201,096
OGE Energy Corp.	51,123	1,848,096
Pinnacle West Capital Corp.	28,661	2,357,367
PPL Corp.	179,063	5,443,515

		30,970,527

Electrical Equipment — 0.3%
Hubbell Inc.	14,020	1,425,834

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.(a)	22,368	1,514,537
Avnet Inc.	29,585	1,185,471

		2,700,008

Energy Equipment & Services — 1.1%
National Oilwell Varco Inc.	97,936	3,604,045
Transocean Ltd.(a)	109,950	1,210,549

		4,814,594

Entertainment — 0.7%
Viacom Inc., Class A	2,260	79,936
Viacom Inc., Class B, NVS	90,465	2,893,071

		2,973,007

Equity Real Estate Investment Trusts (REITs) — 6.4%
Brixmor Property Group Inc.	77,344	1,252,973
Gaming and Leisure Properties Inc.	51,434	1,732,811
HCP Inc.	120,259	3,313,135
Kimco Realty Corp.	107,857	1,735,419

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	21,659	$1,588,038
Liberty Property Trust	37,834	1,584,110
Medical Properties Trust Inc.	93,560	1,390,302
Omega Healthcare Investors Inc.(b)	51,278	1,710,121
Park Hotels & Resorts Inc.	51,494	1,496,931
SL Green Realty Corp.(b)	22,157	2,022,048
VEREIT Inc.	247,641	1,815,208
Welltower Inc.	95,225	6,291,516
WP Carey Inc.	27,442	1,811,446

		27,744,058

Food & Staples Retailing — 1.4%
Kroger Co. (The)	203,918	6,068,600

Food Products — 5.2%
Bunge Ltd.	36,107	2,231,413
Campbell Soup Co.	49,250	1,842,443
Conagra Brands Inc.	119,847	4,266,553
Ingredion Inc.	18,180	1,839,452
JM Smucker Co. (The)	29,113	3,153,520
Kellogg Co.	64,776	4,241,532
Pilgrim’s Pride Corp.(a)	13,455	237,615
Seaboard Corp.	69	266,685
Tyson Foods Inc., Class A	75,744	4,538,581

		22,617,794

Gas Utilities — 0.8%
National Fuel Gas Co.	21,967	1,192,589
UGI Corp.	44,502	2,361,276

		3,553,865

Health Care Providers & Services — 2.3%
Cardinal Health Inc.	79,048	3,999,829
Quest Diagnostics Inc.	34,981	3,292,062
Universal Health Services Inc., Class B	22,035	2,678,574

		9,970,465

Household Durables — 2.0%
Garmin Ltd.	30,928	2,046,196
Leggett & Platt Inc.	33,379	1,211,991
Mohawk Industries Inc.(a)	16,231	2,024,493
Newell Brands Inc.(b)	111,266	1,766,904
Whirlpool Corp.	16,526	1,813,894

		8,863,478

Independent Power and Renewable Electricity Producers — 1.8%
AES Corp./VA	169,365	2,469,342
NRG Energy Inc.	77,666	2,810,733
Vistra Energy Corp.(a)	103,542	2,343,155

		7,623,230

Insurance — 8.2%
Alleghany Corp.	3,823	2,296,400
American Financial Group Inc./OH	18,014	1,801,940
Assurant Inc.	13,532	1,315,446
Axis Capital Holdings Ltd.	21,355	1,191,395
Brighthouse Financial Inc.(a)(b)	30,613	1,213,193
Cincinnati Financial Corp.	38,718	3,044,784
Fidelity National Financial Inc.	70,365	2,353,709
First American Financial Corp.	28,330	1,255,869
Hartford Financial Services Group Inc. (The)	91,741	4,166,876
Lincoln National Corp.	55,462	3,338,258
Loews Corp.(b)	71,174	3,313,861
Old Republic International Corp.	72,773	1,604,645
Principal Financial Group Inc.	67,783	3,190,546

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America Inc.	16,293	$2,319,634
RenaissanceRe Holdings Ltd.	10,323	1,261,058
Unum Group	55,980	2,029,835

		35,697,449

Internet & Direct Marketing Retail — 0.6%
Qurate Retail Inc.(a)(b)	114,737	2,517,330

IT Services — 1.7%
Leidos Holdings Inc.	38,518	2,495,196
Sabre Corp.	64,083	1,579,646
Teradata Corp.(a)(b)	30,439	1,107,980
Western Union Co. (The)	114,479	2,065,201

		7,248,023

Leisure Products — 0.3%
Mattel Inc.(a)	87,957	1,194,456

Machinery — 1.0%
Flowserve Corp.	33,493	1,537,328
Pentair PLC	41,305	1,658,396
Trinity Industries Inc.	37,869	1,081,160

		4,276,884

Media — 2.0%
Altice USA Inc., Class A	30,186	492,334
DISH Network Corp., Class A(a)	58,636	1,802,471
Interpublic Group of Companies Inc. (The)	98,234	2,275,099
Omnicom Group Inc.	57,431	4,268,272

		8,838,176

Metals & Mining — 4.6%
Alcoa Corp.(a)	47,725	1,669,898
Freeport-McMoRan Inc.	370,888	4,320,845
Newmont Mining Corp.	136,529	4,221,477
Nucor Corp.	80,972	4,787,065
Reliance Steel & Aluminum Co.	18,519	1,461,519
Steel Dynamics Inc.	60,096	2,379,801
U.S. Steel Corp.	45,294	1,201,650

		20,042,255

Mortgage Real Estate Investment — 2.0%
AGNC Investment Corp.	122,306	2,181,939
Annaly Capital Management Inc.(b)	330,648	3,263,496
New Residential Investment Corp.(b)	86,992	1,555,417
Starwood Property Trust Inc.(b)	68,360	1,484,779

		8,485,631

Multi-Utilities — 6.6%
Ameren Corp.	62,465	4,033,990
CenterPoint Energy Inc.	125,960	3,402,180
CMS Energy Corp.	72,505	3,590,448
DTE Energy Co.	46,527	5,229,635
MDU Resources Group Inc.	50,097	1,250,421
NiSource Inc.	92,923	2,356,527
SCANA Corp.	36,565	1,464,428
Vectren Corp.	21,266	1,521,157
WEC Energy Group Inc.	80,764	5,524,257

		28,373,043

Multiline Retail — 1.8%
Kohl’s Corp.	42,672	3,231,551
Macy’s Inc.	78,573	2,694,268
Nordstrom Inc.	29,339	1,929,626

		7,855,445

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp.	97,902	$3,703,632
Devon Energy Corp.	130,233	4,219,549
Hess Corp.	64,435	3,698,569
HollyFrontier Corp.	41,486	2,797,816
Murphy Oil Corp.	41,708	1,328,817
Targa Resources Corp.	57,734	2,983,116

		18,731,499

Personal Products — 0.3%
Herbalife Nutrition Ltd.(a)	27,001	1,438,073

Pharmaceuticals — 1.5%
Mylan NV(a)	131,965	4,123,906
Perrigo Co. PLC	32,222	2,265,207

		6,389,113

Professional Services — 0.8%
ManpowerGroup Inc.	16,644	1,269,771
Nielsen Holdings PLC	91,180	2,368,856

		3,638,627

Real Estate Management & Development — 0.0%
Cushman & Wakefield PLC(a)	12,018	195,413

Semiconductors & Semiconductor Equipment — 0.2%
First Solar Inc.(a)	19,285	806,113

Software — 1.9%
CA Inc.	80,277	3,561,088
Dell Technologies Inc., Class V(a)	51,027	4,612,330

		8,173,418

Specialty Retail — 2.3%
AutoZone Inc.(a)	6,767	4,963,391
Foot Locker Inc.	29,972	1,412,880
Gap Inc. (The)	55,539	1,516,215
L Brands Inc.	58,437	1,894,528

		9,787,014

Technology Hardware, Storage & Peripherals — 1.0%
Seagate Technology PLC	66,892	2,691,065
Xerox Corp.	56,808	1,583,239

		4,274,304

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands Inc.	92,276	$1,583,456
Michael Kors Holdings Ltd.(a)	38,221	2,117,825
Ralph Lauren Corp.	14,142	1,832,945

		5,534,226

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	125,755	1,204,733

Trading Companies & Distributors — 0.4%
HD Supply Holdings Inc.(a)	47,024	1,766,692

Total Common Stocks — 99.9% (Cost: $414,290,292)		432,526,892

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	9,758,635	9,760,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	117,718	117,718

		9,878,305

Total Short-Term Investments — 2.3% (Cost: $9,877,622)		9,878,305

Total Investments in Securities — 102.2% (Cost: $424,167,914)		442,405,197

Other Assets, Less Liabilities — (2.2)%		(9,443,821)

Net Assets — 100.0%		$432,961,376

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,552,612	6,206,023	9,758,635	$9,760,587	$17,736	(b)	$(305)	$328
BlackRock Cash Funds: Treasury, SL Agency Shares	454,765	(337,047)	117,718	117,718	5,802		—	—

				$9,878,305	$23,538		$(305)	$328

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$432,526,892	$—	$—	$432,526,892
Money Market Funds	9,878,305	—	—	9,878,305

	$442,405,197	$—	$—	$442,405,197

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	27,111	$957,560
Moog Inc., Class A	12,656	905,537

		1,863,097

Air Freight & Logistics — 0.3%
Hub Group Inc., Class A(a)	13,139	602,029

Airlines — 0.2%
Allegiant Travel Co.	4,980	568,417

Auto Components — 1.4%
Delphi Technologies PLC	34,608	741,996
Dorman Products Inc.(a)(b)	11,390	899,924
LCI Industries	9,835	682,057
Visteon Corp.(a)(b)	11,446	904,692

		3,228,669

Banks — 10.4%
BancFirst Corp.	6,779	388,979
BankUnited Inc.	41,137	1,361,635
CenterState Bank Corp.	27,799	683,300
Columbia Banking System Inc.	28,560	1,059,290
Community Bank System Inc.	19,921	1,163,187
CVB Financial Corp.	39,922	872,296
First Citizens BancShares Inc./NC, Class A	3,566	1,521,363
First Commonwealth Financial Corp.	39,145	528,458
First Financial Bancorp.	38,161	998,673
First Merchants Corp.	19,319	803,864
Glacier Bancorp. Inc.	32,650	1,384,360
Great Western Bancorp. Inc.	22,963	841,594
Heartland Financial USA Inc.	11,178	593,999
Home BancShares Inc./AR	62,753	1,194,817
Independent Bank Corp./Rockland MA	10,734	842,082
Independent Bank Group Inc.	9,143	529,471
Investors Bancorp. Inc.	95,212	1,064,470
LegacyTexas Financial Group Inc.	17,540	675,816
MB Financial Inc.	32,875	1,459,321
Pacific Premier Bancorp. Inc.(a)	17,565	513,425
Renasant Corp.	19,283	672,591
S&T Bancorp. Inc.	13,654	547,662
South State Corp.	14,387	973,568
TowneBank/Portsmouth VA	25,295	711,548
UMB Financial Corp.	17,611	1,124,462
Union Bankshares Corp.	23,404	799,013
United Community Banks Inc./GA	29,005	721,354

		24,030,598

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,366	1,034,338

Biotechnology — 2.2%
Aimmune Therapeutics Inc.(a)	14,619	388,573
AnaptysBio Inc.(a)	8,800	657,536
Array BioPharma Inc.(a)(b)	82,659	1,339,076
Atara Biotherapeutics Inc.(a)(b)	17,685	604,296
Clovis Oncology Inc.(a)(b)	20,589	239,450
Immunomedics Inc.(a)(b)	63,407	1,428,560
OPKO Health Inc.(a)(b)	141,785	479,233

		5,136,724

Building Products — 1.5%
Armstrong World Industries Inc.(a)(b)	20,177	1,245,930

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)(b)	44,874	$555,540
Masonite International Corp.(a)	10,761	596,052
Patrick Industries Inc.(a)	9,089	395,462
Universal Forest Products Inc.	24,023	679,130

		3,472,114

Capital Markets — 2.5%
BGC Partners Inc., Class A	104,928	1,111,187
BrightSphere Investment Group PLC	32,251	367,661
Cohen & Steers Inc.	8,434	323,781
Evercore Inc., Class A	15,991	1,306,305
Moelis & Co., Class A	17,805	718,610
Stifel Financial Corp.	27,804	1,271,199
Virtu Financial Inc., Class A	25,041	593,973

		5,692,716

Chemicals — 3.4%
Ferro Corp.(a)	32,816	555,903
GCP Applied Technologies Inc.(a)(b)	28,144	730,900
HB Fuller Co.	19,728	877,107
Innospec Inc.	9,523	637,279
Kraton Corp.(a)	12,432	342,377
Minerals Technologies Inc.	13,762	753,470
PolyOne Corp.	31,225	1,008,880
Sensient Technologies Corp.	16,510	1,070,839
Tronox Ltd., Class A	36,747	420,753
Valvoline Inc.	74,470	1,483,442

		7,880,950

Commercial Services & Supplies — 3.1%
ABM Industries Inc.	25,669	789,322
Brady Corp., Class A, NVS	18,800	757,452
Brink’s Co. (The)	19,898	1,319,635
Covanta Holding Corp.	45,407	667,029
Herman Miller Inc.	23,206	764,638
Matthews International Corp., Class A	12,507	520,541
Tetra Tech Inc.	21,605	1,426,794
UniFirst Corp./MA	6,014	897,890

		7,143,301

Communications Equipment — 3.3%
Casa Systems Inc.(a)(b)	11,763	169,387
Ciena Corp.(a)	55,661	1,739,963
Finisar Corp.(a)	45,716	763,000
Infinera Corp.(a)(b)	59,698	330,727
NETGEAR Inc.(a)	12,406	688,285
NetScout Systems Inc.(a)(b)	28,270	714,100
Plantronics Inc.	12,859	758,295
ViaSat Inc.(a)(b)	21,857	1,393,602
Viavi Solutions Inc.(a)	88,371	1,018,918

		7,576,277

Construction & Engineering — 2.7%
Comfort Systems USA Inc.	14,527	776,904
Dycom Industries Inc.(a)(b)	12,176	826,507
EMCOR Group Inc.	22,713	1,612,168
Granite Construction Inc.	17,822	814,822
MasTec Inc.(a)	25,400	1,105,154
Valmont Industries Inc.	8,735	1,085,848

		6,221,403

Consumer Finance — 0.4%
Nelnet Inc., Class A	8,469	476,720

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)(b)	17,648	$544,264

		1,020,984

Containers & Packaging — 0.3%
Silgan Holdings Inc.	30,183	725,298

Diversified Telecommunication Services — 0.5%
Vonage Holdings Corp.(a)(b)	85,902	1,139,061

Electric Utilities — 0.3%
Otter Tail Corp.	15,470	697,233

Electrical Equipment — 1.1%
EnerSys	16,449	1,308,847
Generac Holdings Inc.(a)	24,207	1,228,021

		2,536,868

Electronic Equipment, Instruments & Components — 0.5%
SYNNEX Corp.	16,178	1,255,575

Energy Equipment & Services — 1.0%
C&J Energy Services Inc.(a)	24,787	465,500
Dril-Quip Inc.(a)(b)	14,644	623,249
Forum Energy Technologies Inc.(a)(b)	31,152	279,122
FTS International Inc.(a)	12,778	163,686
RPC Inc.	22,690	337,627
Superior Energy Services Inc.(a)	60,198	471,350

		2,340,534

Entertainment — 0.8%
Cinemark Holdings Inc.	41,497	1,725,030

Equity Real Estate Investment Trusts (REITs) — 12.5%
Alexander’s Inc.	1,476	464,955
American Assets Trust Inc.	14,728	564,966
Americold Realty Trust	22,370	553,657
Brandywine Realty Trust	69,619	978,843
Cousins Properties Inc.	163,864	1,361,710
EastGroup Properties Inc.	13,930	1,334,355
Empire State Realty Trust Inc., Class A	52,731	836,314
Equity Commonwealth	47,434	1,412,584
Four Corners Property Trust Inc.(b)	25,959	677,011
Healthcare Realty Trust Inc.(b)	48,814	1,359,958
JBG SMITH Properties	42,278	1,584,579
Life Storage Inc.(b)	18,190	1,712,770
National Health Investors Inc.	16,473	1,210,107
Paramount Group Inc.	80,786	1,154,432
Pebblebrook Hotel Trust(b)	26,912	907,204
PotlatchDeltic Corp.(b)	24,177	876,416
PS Business Parks Inc.	7,778	1,015,807
Rayonier Inc.(b)	50,541	1,526,338
Retail Opportunity Investments Corp.	43,985	773,696
RLJ Lodging Trust	68,455	1,330,765
Ryman Hospitality Properties Inc.	20,036	1,554,593
STAG Industrial Inc.(b)	40,715	1,077,319
Taubman Centers Inc.	23,819	1,310,283
Uniti Group Inc.(a)	68,599	1,312,985
Urban Edge Properties	44,446	910,699
Washington REIT	30,662	854,550

		28,656,896

Food & Staples Retailing — 1.3%
Casey’s General Stores Inc.	14,284	1,801,355

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	40,905	$1,199,335

		3,000,690

Food Products — 1.6%
Cal-Maine Foods Inc.	11,796	574,111
Hain Celestial Group Inc. (The)(a)	34,847	866,994
J&J Snack Foods Corp.	5,836	911,350
Lancaster Colony Corp.	7,624	1,306,601

		3,659,056

Gas Utilities — 1.8%
New Jersey Resources Corp.	34,462	1,554,236
ONE Gas Inc.	20,500	1,617,655
South Jersey Industries Inc.	33,397	986,548

		4,158,439

Health Care Equipment & Supplies — 1.3%
Haemonetics Corp.(a)	20,171	2,107,264
Integer Holdings Corp.(a)	11,535	859,012

		2,966,276

Health Care Providers & Services — 3.3%
Acadia Healthcare Co. Inc.(a)(b)	34,470	1,430,505
Molina Healthcare Inc.(a)	24,074	3,051,861
Premier Inc., Class A(a)(b)	20,765	934,425
Select Medical Holdings Corp.(a)	42,240	700,339
Tenet Healthcare Corp.(a)	32,330	831,851
Tivity Health Inc.(a)(b)	15,604	536,934

		7,485,915

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	68,062	810,619

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands Inc.	36,092	720,035
Boyd Gaming Corp.	31,510	836,905
Cheesecake Factory Inc. (The)	16,435	794,468
Cracker Barrel Old Country Store Inc.	9,373	1,487,308
Dave & Buster’s Entertainment Inc.	15,347	913,914
Papa John’s International Inc.	8,763	477,934
Red Rock Resorts Inc., Class A	27,157	628,413

		5,858,977

Household Durables — 1.3%
Helen of Troy Ltd.(a)(b)	10,288	1,276,946
KB Home	33,376	666,519
LGI Homes Inc.(a)(b)	7,277	311,383
Tempur Sealy International Inc.(a)(b)	17,825	823,693

		3,078,541

Household Products — 0.9%
Central Garden & Pet Co.(a)(b)	4,022	130,635
Central Garden & Pet Co., Class A, NVS(a)	15,930	472,324
Energizer Holdings Inc.	23,338	1,371,574

		1,974,533

Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Inc., Class A	31,879	359,276

Insurance — 4.6%
Enstar Group Ltd.(a)	5,889	1,069,442
FBL Financial Group Inc., Class A	3,890	268,332
Horace Mann Educators Corp.	15,997	628,362
Kemper Corp.	23,511	1,767,792
Mercury General Corp.	10,573	627,085
National General Holdings Corp.	23,775	662,372
Navigators Group Inc. (The)	9,050	625,808

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Primerica Inc.	16,660	$1,828,268
ProAssurance Corp.	20,900	917,928
RLI Corp.	15,209	1,124,401
White Mountains Insurance Group Ltd.(b)	1,240	1,099,471

		10,619,261

Interactive Media & Services — 0.5%
Cargurus Inc.(a)(b)	12,795	568,354
Cars.com Inc.(a)(b)	25,022	653,324

		1,221,678

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings Inc., Class A(a)	21,223	921,503

IT Services — 2.8%
CACI International Inc., Class A(a)	9,643	1,720,890
CoreLogic Inc./U.S.(a)(b)	31,604	1,283,754
CSG Systems International Inc.	13,072	458,827
MAXIMUS Inc.	25,077	1,629,253
Science Applications International Corp.	16,579	1,152,406
TTEC Holdings Inc.	5,402	134,618

		6,379,748

Machinery — 4.4%
Actuant Corp., Class A(b)	23,813	567,940
Barnes Group Inc.	18,397	1,041,270
EnPro Industries Inc.	8,177	508,609
Franklin Electric Co. Inc.	15,123	641,518
Gates Industrial Corp. PLC(a)	18,159	273,293
Hillenbrand Inc.	24,336	1,165,694
ITT Inc.	34,192	1,726,696
Mueller Industries Inc.	22,439	546,390
Mueller Water Products Inc., Class A	61,690	632,939
SPX FLOW Inc.(a)	16,594	568,013
Terex Corp.	25,281	844,133
Watts Water Technologies Inc., Class A	10,845	759,692
Welbilt Inc.(a)(b)	50,794	950,864

		10,227,051

Media — 2.3%
Cable One Inc.	1,937	1,735,048
Emerald Expositions Events Inc.	9,712	141,990
John Wiley & Sons Inc., Class A	17,735	961,946
Nexstar Media Group Inc., Class A	17,788	1,332,143
Tribune Media Co., Class A	31,482	1,196,631

		5,367,758

Metals & Mining — 1.5%
Allegheny Technologies Inc.(a)(b)	49,078	1,270,630
Commercial Metals Co.	45,612	869,365
Kaiser Aluminum Corp.	6,487	618,665
Worthington Industries Inc.	15,756	659,861

		3,418,521

Mortgage Real Estate Investment — 0.3%
Colony Credit Real Estate Inc.(b)	32,562	694,873

Oil, Gas & Consumable Fuels — 1.7%
Carrizo Oil & Gas Inc.(a)	33,231	605,137
Laredo Petroleum Inc.(a)(b)	59,676	312,702
PBF Energy Inc., Class A	46,765	1,957,115
SM Energy Co.	40,296	980,805

		3,855,759

Paper & Forest Products — 0.2%
Boise Cascade Co.	15,164	466,900

Security	Shares	Value

Pharmaceuticals — 1.2%
Akorn Inc.(a)	36,861	$245,863
Corcept Therapeutics Inc.(a)	41,169	483,736
Horizon Pharma PLC(a)	65,076	1,185,034
Prestige Consumer Healthcare Inc.(a)	20,178	729,636

		2,644,269

Professional Services — 0.4%
FTI Consulting Inc.(a)(b)	14,893	1,029,255

Real Estate Management & Development — 0.7%
HFF Inc., Class A	15,240	560,070
Newmark Group Inc., Class A	9,230	89,900
Realogy Holdings Corp.	48,343	921,901

		1,571,871

Road & Rail — 1.7%
Avis Budget Group Inc.(a)	25,930	729,152
Genesee & Wyoming Inc., Class A(a)	23,195	1,837,740
Saia Inc.(a)	10,021	629,920
Schneider National Inc., Class B	11,068	242,057
Werner Enterprises Inc.	17,306	557,080

		3,995,949

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries Inc.(a)(b)	15,256	656,466
Diodes Inc.(a)(b)	15,440	466,134
Kulicke & Soffa Industries Inc.	26,333	535,350
Semtech Corp.(a)	25,861	1,162,193
Versum Materials Inc.	42,542	1,342,625

		4,162,768

Software — 0.8%
j2 Global Inc.	18,267	1,330,568
Progress Software Corp.	17,557	564,282

		1,894,850

Specialty Retail — 2.3%
Aaron’s Inc.	27,014	1,273,170
Abercrombie & Fitch Co., Class A	26,122	514,604
Children’s Place Inc. (The)	6,393	955,114
Guess? Inc.	22,133	470,105
Lithia Motors Inc., Class A	9,051	806,263
RH(a)(b)	7,627	882,520
Tailored Brands Inc.	19,437	408,371

		5,310,147

Textiles, Apparel & Luxury Goods — 1.9%
G-III Apparel Group Ltd.(a)(b)	16,304	649,877
Skechers U.S.A. Inc., Class A(a)	52,751	1,507,096
Steven Madden Ltd.	31,145	973,904
Wolverine World Wide Inc.	37,132	1,305,933

		4,436,810

Thrifts & Mortgage Finance — 1.8%
Axos Financial Inc.(a)(b)	21,547	654,167
Essent Group Ltd.(a)	38,308	1,510,101
Northwest Bancshares Inc.	40,235	649,393
TFS Financial Corp.	20,860	306,851
Walker & Dunlop Inc.	11,221	470,833
WSFS Financial Corp.	12,382	526,607

		4,117,952

Tobacco — 0.3%
Vector Group Ltd.	42,344	572,491

Trading Companies & Distributors — 3.2%
Air Lease Corp.	37,782	1,439,494

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies Inc.	15,093	$992,063
Kaman Corp.	10,919	693,575
MRC Global Inc.(a)(b)	35,313	559,005
MSC Industrial Direct Co. Inc., Class A	17,985	1,457,864
Rush Enterprises Inc., Class A	11,980	423,972
Triton International Ltd.	20,183	649,287
Univar Inc.(a)	44,731	1,101,277

		7,316,537

Water Utilities — 0.7%
American States Water Co.	14,319	876,609
California Water Service Group	18,749	787,458

		1,664,067

Total Common Stocks — 99.8% (Cost: $223,570,449)		229,790,452

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	22,542,443	22,546,951

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	179,023	$179,023

		22,725,974

Total Short-Term Investments — 9.9% (Cost: $22,722,764)		22,725,974

Total Investments in Securities — 109.7% (Cost: $246,293,213)		252,516,426

Other Assets, Less Liabilities — (9.7)%		(22,413,372)

Net Assets — 100.0%		$230,103,054

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,537,935	4,004,508	22,542,443	$22,546,951	$69,898	(b)	$847		$1,684
BlackRock Cash Funds: Treasury, SL Agency Shares	172,408	6,615	179,023	179,023	2,736		—		—

				$22,725,974	$72,634		$847		$1,684

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$229,790,452	$ —	$ —	$229,790,452
Money Market Funds	22,725,974	—	—	22,725,974

	$252,516,426	$ —	$ —	$252,516,426

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)	17,890	$1,104,171
Cubic Corp.	7,675	503,557
Mercury Systems Inc.(a)(b)	14,839	695,355

		2,303,083

Air Freight & Logistics — 0.3%
Forward Air Corp.	8,988	539,190

Alternative Carriers — 0.3%
Cogent Communications Holdings Inc.	12,809	665,812

Application Software — 10.9%
2U Inc.(a)(b)	17,618	1,108,348
8x8 Inc.(a)	28,569	491,101
ACI Worldwide Inc.(a)(b)	35,497	890,620
Alarm.com Holdings Inc.(a)(b)	10,701	475,980
Blackline Inc.(a)	11,107	515,143
Box Inc., Class A(a)	43,453	782,154
Cision Ltd.(a)(b)	20,456	302,544
Cloudera Inc.(a)	35,844	493,213
Cornerstone OnDemand Inc.(a)(b)	16,396	807,503
Coupa Software Inc.(a)	15,562	1,008,884
Dropbox Inc., Class A(a)(b)	14,118	331,349
Ebix Inc.	6,950	398,305
Ellie Mae Inc.(a)(b)	10,622	704,026
Envestnet Inc.(a)	13,911	723,650
Five9 Inc.(a)	17,868	703,285
HubSpot Inc.(a)(b)	11,070	1,501,646
Manhattan Associates Inc.(a)(b)	20,169	962,868
Mimecast Ltd.(a)(b)	9,910	345,463
MINDBODY Inc., Class A(a)(b)	9,692	308,593
New Relic Inc.(a)	13,869	1,237,808
Paylocity Holding Corp.(a)	9,702	638,295
Q2 Holdings Inc.(a)(b)	11,160	594,047
RealPage Inc.(a)	22,454	1,190,062
RingCentral Inc., Class A(a)	20,815	1,617,950
Trade Desk Inc. (The), Class A(a)(b)	10,861	1,341,877
Zendesk Inc.(a)	32,513	1,787,240

		21,261,954

Asset Management & Custody Banks — 0.1%
WisdomTree Investments Inc.	35,756	277,824

Automotive Retail — 0.4%
Monro Inc.	10,075	749,580

Biotechnology — 10.8%
ACADIA Pharmaceuticals Inc.(a)(b)	29,877	582,004
Acceleron Pharma Inc.(a)	11,836	600,914
Agios Pharmaceuticals Inc.(a)(b)	15,477	975,980
Amicus Therapeutics Inc.(a)	57,946	647,836
Arena Pharmaceuticals Inc.(a)	15,115	539,001
Blueprint Medicines Corp.(a)	13,459	817,903
CRISPR Therapeutics AG(a)	8,824	289,162
Emergent BioSolutions Inc.(a)	13,494	825,698
Enanta Pharmaceuticals Inc.(a)	4,824	372,220
Esperion Therapeutics Inc.(a)(b)	7,579	344,314
FibroGen Inc.(a)	23,031	987,339
Global Blood Therapeutics Inc.(a)(b)	15,944	559,475
Halozyme Therapeutics Inc.(a)	38,468	597,408
Heron Therapeutics Inc.(a)(b)	20,953	581,655

Security	Shares	Value

Biotechnology (continued)
Insmed Inc.(a)(b)	23,678	$345,699
Intercept Pharmaceuticals Inc.(a)(b)	6,706	643,843
Intrexon Corp.(a)(b)	21,894	253,095
Ironwood Pharmaceuticals Inc.(a)(b)	42,653	558,754
Ligand Pharmaceuticals Inc.(a)	6,475	1,067,145
Loxo Oncology Inc.(a)	8,602	1,313,181
Madrigal Pharmaceuticals Inc.(a)(b)	2,550	486,693
Momenta Pharmaceuticals Inc.(a)	24,069	301,103
Myriad Genetics Inc.(a)	22,919	1,032,043
Portola Pharmaceuticals Inc.(a)(b)	20,310	399,904
Puma Biotechnology Inc.(a)	9,349	346,380
Repligen Corp.(a)(b)	11,947	647,766
Sarepta Therapeutics Inc.(a)(b)	19,150	2,561,504
Spark Therapeutics Inc.(a)(b)	9,951	447,696
Spectrum Pharmaceuticals Inc.(a)	30,381	361,534
TESARO Inc.(a)(b)	13,115	378,761
Ultragenyx Pharmaceutical Inc.(a)	14,469	701,023
Xencor Inc.(a)	14,583	477,156

		21,044,189

Building Products — 1.3%
AAON Inc.	12,529	432,124
American Woodmark Corp.(a)	4,812	290,837
Simpson Manufacturing Co. Inc.	12,782	729,597
Trex Co. Inc.(a)(b)	18,020	1,104,626

		2,557,184

Casinos & Gaming — 0.8%
Churchill Downs Inc.	3,659	913,323
Eldorado Resorts Inc.(a)(b)	19,919	727,044

		1,640,367

Commercial Printing — 0.6%
Cimpress NV(a)(b)	8,812	1,101,412

Communications Equipment — 0.9%
InterDigital Inc.	10,670	757,036
Lumentum Holdings Inc.(a)	19,261	1,052,614

		1,809,650

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	34,308	463,158

Consumer Finance — 1.1%
FirstCash Inc.	13,596	1,093,118
Green Dot Corp., Class A(a)	14,506	1,098,685

		2,191,803

Data Processing & Outsourced Services — 1.2%
Euronet Worldwide Inc.(a)(b)	15,657	1,740,745
ExlService Holdings Inc.(a)(b)	10,512	673,819

		2,414,564

Distillers & Vintners — 0.1%
MGP Ingredients Inc.	3,884	276,424

Diversified REITs — 0.2%
Alexander & Baldwin Inc.	20,807	406,569

Diversified Support Services — 0.8%
Healthcare Services Group Inc.	22,608	917,659
Mobile Mini Inc.	13,678	562,439

		1,480,098

Education Services — 0.4%
Chegg Inc.(a)(b)	31,441	857,711

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Components — 2.1%
Dolby Laboratories Inc., Class A	19,748	$1,358,860
II-VI Inc.(a)	18,021	670,922
Littelfuse Inc.	7,697	1,394,388
Rogers Corp.(a)	5,636	693,566

		4,117,736

Electronic Equipment & Instruments — 1.0%
Coherent Inc.(a)	7,454	917,886
Itron Inc.(a)(b)	10,228	533,288
Novanta Inc.(a)	9,981	580,994

		2,032,168

Electronic Manufacturing Services — 0.2%
Methode Electronics Inc.	11,367	336,463

Environmental & Facilities Services — 0.9%
Advanced Disposal Services Inc.(a)	21,977	595,357
Clean Harbors Inc.(a)(b)	15,656	1,065,234

		1,660,591

Financial Exchanges & Data — 0.4%
Morningstar Inc.	5,616	700,877

Food Retail — 0.5%
Sprouts Farmers Market Inc.(a)(b)	38,976	1,048,065

General Merchandise Stores — 0.8%
Ollie’s Bargain Outlet Holdings Inc.(a)	15,776	1,465,590

Health Care Equipment — 5.8%
Cantel Medical Corp.	11,128	880,781
CONMED Corp.	7,921	534,113
Globus Medical Inc., Class A(a)	22,484	1,188,279
Inogen Inc.(a)	5,371	1,018,181
Integra LifeSciences Holdings Corp.(a)	21,681	1,161,451
LivaNova PLC(a)	14,910	1,669,771
Nevro Corp.(a)	9,256	451,323
Novocure Ltd.(a)	20,801	689,345
NuVasive Inc.(a)(b)	15,771	885,857
NxStage Medical Inc.(a)(b)	20,363	577,902
Penumbra Inc.(a)(b)	9,493	1,291,048
Wright Medical Group NV(a)(b)	35,633	961,378

		11,309,429

Health Care REITs — 0.5%
Physicians Realty Trust(b)	55,818	925,462

Health Care Services — 1.5%
Amedisys Inc.(a)(b)	8,885	977,350
AMN Healthcare Services Inc.(a)(b)	14,554	736,724
Diplomat Pharmacy Inc.(a)(b)	17,380	344,819
LHC Group Inc.(a)(b)	8,933	816,744

		2,875,637

Health Care Supplies — 1.3%
Merit Medical Systems Inc.(a)(b)	16,784	958,702
Neogen Corp.(a)	15,898	965,327
Quidel Corp.(a)	10,650	685,434

		2,609,463

Health Care Technology — 2.2%
HMS Holdings Corp.(a)	25,582	737,273
Medidata Solutions Inc.(a)	18,310	1,287,193
Omnicell Inc.(a)	12,037	851,016
Teladoc Health Inc.(a)(b)	21,339	1,479,646

		4,355,128

Security	Shares	Value

Homebuilding — 0.6%
Cavco Industries Inc.(a)	2,610	$523,592
Installed Building Products Inc.(a)	6,800	207,128
TopBuild Corp.(a)	10,954	499,722

		1,230,442

Homefurnishing Retail — 0.1%
At Home Group Inc.(a)(b)	8,112	221,782

Hotels, Resorts & Cruise Lines — 1.9%
Choice Hotels International Inc.	10,590	777,306
Hilton Grand Vacations Inc.(a)	29,712	798,361
Hyatt Hotels Corp., Class A	13,270	918,284
Marriott Vacations Worldwide Corp.	12,567	1,112,054

		3,606,005

Household Appliances — 0.4%
iRobot Corp.(a)(b)	8,402	740,804

Household Products — 0.4%
WD-40 Co.	4,250	710,090

Human Resource & Employment Services — 2.2%
ASGN Inc.(a)	16,060	1,077,305
Insperity Inc.	11,705	1,285,794
Korn/Ferry International	17,454	787,874
TriNet Group Inc.(a)	13,402	629,760
WageWorks Inc.(a)(b)	12,182	484,965

		4,265,698

Hypermarkets & Super Centers — 0.3%
PriceSmart Inc.	7,021	492,523

Industrial Machinery — 2.8%
Albany International Corp., Class A	8,882	621,562
Chart Industries Inc.(a)	9,497	646,271
ESCO Technologies Inc.	7,963	487,495
Evoqua Water Technologies Corp.(a)	17,851	171,370
John Bean Technologies Corp.(b)	9,695	1,007,989
Proto Labs Inc.(a)	8,292	990,479
RBC Bearings Inc.(a)	7,543	1,113,950
Sun Hydraulics Corp.	8,747	405,861

		5,444,977

Industrial REITs — 1.4%
First Industrial Realty Trust Inc.	38,647	1,186,463
Rexford Industrial Realty Inc.	27,986	886,316
Terreno Realty Corp.	17,897	669,885

		2,742,664

Interactive Home Entertainment — 0.4%
Zynga Inc., Class A(a)	237,366	864,012

Interactive Media & Services — 0.9%
Match Group Inc.(a)(b)	15,812	817,796
Yelp Inc.(a)	23,613	1,011,109

		1,828,905

Internet & Direct Marketing Retail — 3.0%
Etsy Inc.(a)(b)	36,746	1,562,440
Groupon Inc.(a)	125,775	411,284
Shutterfly Inc.(a)(b)	10,244	512,200
Shutterstock Inc.(b)	5,695	232,812
Stamps.com Inc.(a)	5,234	1,058,158
Wayfair Inc., Class A(a)(b)	18,307	2,019,079

		5,795,973

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet Services & Infrastructure — 1.8%
GTT Communications Inc.(a)(b)	10,617	$381,151
Okta Inc.(a)(b)	23,848	1,391,769
Twilio Inc., Class A(a)	23,583	1,773,913

		3,546,833

IT Consulting & Other Services — 0.6%
LiveRamp Holdings Inc.(a)	23,764	1,085,540

Leisure Facilities — 0.7%
Planet Fitness Inc., Class A(a)	27,054	1,328,081

Leisure Products — 0.3%
Callaway Golf Co.	27,196	581,994

Life Sciences Tools & Services — 0.7%
Cambrex Corp.(a)(b)	10,188	542,918
Syneos Health Inc.(a)(b)	18,617	849,494

		1,392,412

Managed Health Care — 0.8%
HealthEquity Inc.(a)	16,622	1,525,900

Movies & Entertainment — 1.8%
IMAX Corp.(a)	16,333	316,207
Madison Square Garden Co. (The), Class A(a)	5,285	1,461,937
Pandora Media Inc.(a)	81,612	693,702
World Wrestling Entertainment Inc., Class A	13,305	965,810

		3,437,656

Office REITs — 0.4%
Corporate Office Properties Trust	31,663	818,172

Office Services & Supplies — 0.6%
MSA Safety Inc.	10,727	1,120,328

Oil & Gas Drilling — 0.6%
Patterson-UTI Energy Inc.	67,492	1,123,067

Oil & Gas Equipment & Services — 0.3%
Keane Group Inc.(a)(b)	13,814	173,642
Oil States International Inc.(a)(b)	18,436	410,570

		584,212

Oil & Gas Exploration & Production — 3.3%
Callon Petroleum Co.(a)	69,754	695,447
CNX Resources Corp.(a)(b)	65,325	1,022,336
Extraction Oil & Gas Inc.(a)	35,594	284,396
Jagged Peak Energy Inc.(a)(b)	19,000	234,080
Kosmos Energy Ltd.(a)	78,423	508,965
Matador Resources Co.(a)(b)	31,760	915,958
PDC Energy Inc.(a)(b)	20,261	860,080
Range Resources Corp.	63,502	1,006,507
SRC Energy Inc.(a)(b)	74,298	526,030
Tellurian Inc.(a)(b)	28,829	230,632
WildHorse Resource Development Corp.(a)	7,837	166,223

		6,450,654

Packaged Foods & Meats — 0.2%
Calavo Growers Inc.	4,806	466,182

Personal Products — 0.4%
Inter Parfums Inc.	5,294	312,293
USANA Health Sciences Inc.(a)	4,249	497,218

		809,511

Pharmaceuticals — 1.2%
Aerie Pharmaceuticals Inc.(a)(b)	11,915	633,640

Security	Shares	Value

Pharmaceuticals (continued)
Medicines Co. (The)(a)(b)	20,109	$467,735
MyoKardia Inc.(a)(b)	10,196	539,776
Supernus Pharmaceuticals Inc.(a)	16,002	761,055

		2,402,206

Publishing — 0.6%
New York Times Co. (The), Class A(b)	43,272	1,142,381

Real Estate Operating Companies — 0.4%
Kennedy-Wilson Holdings Inc.	38,454	729,857

Real Estate Services — 0.2%
Redfin Corp.(a)(b)	20,719	320,109

Regional Banks — 2.5%
Ameris Bancorp.	12,267	526,132
Cadence BanCorp.	22,838	503,806
Eagle Bancorp. Inc.(a)	9,700	476,949
FCB Financial Holdings Inc., Class A(a)	14,332	560,811
First Financial Bankshares Inc.	20,760	1,224,632
ServisFirst Bancshares Inc.	14,052	505,591
Texas Capital Bancshares Inc.(a)(b)	15,389	1,003,825

		4,801,746

Renewable Electricity — 0.7%
Ormat Technologies Inc.	15,518	794,056
Pattern Energy Group Inc., Class A	27,930	500,506

		1,294,562

Research & Consulting Services — 0.4%
Exponent Inc.	15,951	804,887

Restaurants — 1.5%
Jack in the Box Inc.	8,351	659,144
Texas Roadhouse Inc.	20,396	1,233,142
Wendy’s Co. (The)	57,411	989,766

		2,882,052

Retail REITs — 0.9%
Acadia Realty Trust(b)	24,975	695,304
Spirit Realty Capital Inc.	131,422	1,027,720

		1,723,024

Semiconductor Equipment — 1.6%
Brooks Automation Inc.	21,645	671,645
Cabot Microelectronics Corp.	7,831	764,462
Entegris Inc.	43,450	1,153,163
SolarEdge Technologies Inc.(a)(b)	13,093	507,092

		3,096,362

Semiconductors — 4.7%
Ambarella Inc.(a)(b)	10,268	357,121
Cirrus Logic Inc.(a)	18,695	699,941
Cree Inc.(a)(b)	31,224	1,212,116
Integrated Device Technology Inc.(a)	39,690	1,857,889
MaxLinear Inc.(a)(b)	19,188	372,439
Mellanox Technologies Ltd.(a)(b)	13,959	1,182,188
Power Integrations Inc.	9,037	508,964
Rambus Inc.(a)	32,991	287,351
Silicon Laboratories Inc.(a)	13,298	1,084,186
Universal Display Corp.	13,005	1,599,745

		9,161,940

Soft Drinks — 0.2%
National Beverage Corp.(a)	3,725	344,376

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized Consumer Services — 0.6%
Sotheby’s(a)	11,262	$473,004
Weight Watchers International Inc.(a)(b)	11,843	782,822

		1,255,826

Specialized REITs — 0.9%
CoreSite Realty Corp.	11,260	1,056,863
QTS Realty Trust Inc., Class A	15,630	598,942

		1,655,805

Specialty Chemicals — 1.5%
Balchem Corp.	9,879	925,168
Ingevity Corp.(a)	12,900	1,174,932
PQ Group Holdings Inc.(a)	11,219	180,065
Quaker Chemical Corp.	4,086	735,072

		3,015,237

Specialty Stores — 1.3%
Five Below Inc.(a)(b)	17,099	1,946,208
National Vision Holdings Inc.(a)	14,796	612,998

		2,559,206

Steel — 0.3%
Carpenter Technology Corp.	14,487	631,778

Systems Software — 2.1%
CommVault Systems Inc.(a)	11,775	685,541
FireEye Inc.(a)(b)	59,800	1,105,702
Imperva Inc.(a)	10,072	557,485
Qualys Inc.(a)(b)	10,283	732,561
SailPoint Technologies Holding Inc.(a)	19,858	517,102
Varonis Systems Inc.(a)	8,949	546,515

		4,144,906

Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage Inc., Class A(a)(b)	53,302	1,075,634

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)(b)	2,275	458,845

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply Inc.(a)	20,872	582,538
SiteOne Landscape Supply Inc.(a)(b)	12,427	845,533

		1,428,071

Security	Shares	Value

Trucking — 0.8%
Heartland Express Inc.(b)	14,603	$284,320
Landstar System Inc.	12,609	1,262,035

		1,546,355

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	14,112	536,538
U.S. Cellular Corp.(a)	4,361	208,325

		744,863

Total Common Stocks — 100.0% (Cost: $173,686,528)		194,911,626

Short-Term Investments

Money Market Funds — 19.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	37,714,092	37,721,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	128,316	128,316

		37,849,951

Total Short -Term Investments — 19.4% (Cost: $37,844,516)		37,849,951

Total Investments in Securities — 119.4% (Cost: $211,531,044)		232,761,577

Other Assets, Less Liabilities — (19.4)%		(37,751,168)

Net Assets — 100.0%		$195,010,409

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,493,817	3,220,275	37,714,092	$37,721,635	$84,400	(b)	$458		$2,521
BlackRock Cash Funds: Treasury, SL Agency Shares	178,468	(50,152)	128,316	128,316	1,322		—		—

				$37,849,951	$85,722		$458		$2,521

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$194,911,626	$—	$—	$194,911,626
Money Market Funds	37,849,951	—	—	37,849,951

	$232,761,577	$—	$—	$232,761,577

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Esterline Technologies Corp.(a)	18,396	$2,158,955

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(a)	17,774	917,494

Airlines — 1.5%
Hawaiian Holdings Inc.	35,217	1,218,860
SkyWest Inc.	36,164	2,071,836
Spirit Airlines Inc.(a)(b)	47,382	2,459,126

		5,749,822

Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	77,520	1,175,979
Cooper-Standard Holdings Inc.(a)	11,499	1,065,382
Dana Inc.	100,362	1,562,636
Tenneco Inc., Class A	34,907	1,201,848

		5,005,845

Banks — 13.5%
Associated Banc-Corp.	119,487	2,769,709
BancorpSouth Bank	62,363	1,789,818
Bank of Hawaii Corp.	29,183	2,289,115
Banner Corp.	22,854	1,321,418
Berkshire Hills Bancorp. Inc.	28,028	935,294
Cathay General Bancorp.	53,574	2,018,133
Chemical Financial Corp.	49,574	2,323,038
First BanCorp./Puerto Rico(a)	150,573	1,389,789
First Busey Corp.	30,139	841,481
First Hawaiian Inc.	62,724	1,554,301
First Midwest Bancorp. Inc.	71,555	1,642,903
FNB Corp.	225,138	2,663,383
Fulton Financial Corp.	122,165	1,955,862
Hancock Whitney Corp.	59,241	2,485,752
Hilltop Holdings Inc.	50,495	1,004,851
Hope Bancorp Inc.	85,809	1,242,514
IBERIABANK Corp.	38,900	2,897,661
International Bancshares Corp.	38,112	1,474,934
NBT Bancorp. Inc.	30,357	1,107,727
Old National Bancorp./IN	105,873	1,889,833
Park National Corp.	9,462	864,827
Popular Inc.	71,041	3,694,842
Simmons First National Corp., Class A	64,134	1,717,509
TCF Financial Corp.	116,431	2,431,079
Trustmark Corp.	46,948	1,445,998
United Bankshares Inc./WV	72,085	2,391,059
Valley National Bancorp.	230,144	2,296,837
WesBanco Inc.	37,884	1,519,148
Westamerica Bancorp.	18,525	1,078,340

		53,037,155

Building Products — 0.2%
JELD-WEN Holding Inc.(a)(b)	48,191	783,586

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	35,181	964,311
Federated Investors Inc., Class B	66,454	1,639,420
Legg Mason Inc.	59,383	1,675,788
Waddell & Reed Financial Inc., Class A	55,323	1,055,010

		5,334,529

Chemicals — 2.6%
Ashland Global Holdings Inc.	43,343	3,206,515

Security	Shares	Value

Chemicals (continued)
Cabot Corp.	42,742	$2,080,681
Kronos Worldwide Inc.	15,278	214,350
Platform Specialty Products Corp.(a)(b)	162,115	1,754,084
Stepan Co.	14,060	1,161,216
Trinseo SA	29,554	1,592,370
Venator Materials PLC(a)	34,578	233,747

		10,242,963

Commercial Services & Supplies — 0.9%
Deluxe Corp.	33,067	1,561,093
HNI Corp.	30,404	1,152,007
Pitney Bowes Inc.	130,524	864,069

		3,577,169

Communications Equipment — 0.3%
EchoStar Corp., Class A(a)	33,657	1,364,791

Construction & Engineering — 0.5%
KBR Inc.	97,643	1,931,379

Consumer Finance — 0.9%
Navient Corp.	163,524	1,893,608
OneMain Holdings Inc.(a)	51,852	1,478,819

		3,372,427

Containers & Packaging — 1.4%
Bemis Co. Inc.	63,194	2,892,389
Greif Inc., Class A, NVS	18,034	853,008
Owens-Illinois Inc.(a)(b)	110,568	1,732,601

		5,477,998

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	41,595	2,105,955
Graham Holdings Co., Class B	3,042	1,767,554

		3,873,509

Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)	46,820	864,765

Electric Utilities — 3.4%
ALLETE Inc.	35,657	2,638,618
El Paso Electric Co.	28,232	1,610,635
Hawaiian Electric Industries Inc.	75,596	2,819,731
MGE Energy Inc.	24,069	1,503,831
PNM Resources Inc.	55,319	2,124,803
Portland General Electric Co.	61,960	2,793,157

		13,490,775

Electrical Equipment — 0.6%
Regal Beloit Corp.	30,171	2,163,261

Electronic Equipment, Instruments & Components — 2.6%
Anixter International Inc.(a)	19,960	1,311,172
AVX Corp.	32,712	545,636
Belden Inc.(b)	28,218	1,525,183
Plexus Corp.(a)(b)	22,409	1,308,686
Sanmina Corp.(a)(b)	47,176	1,193,553
Tech Data Corp.(a)	26,633	1,881,888
TTM Technologies Inc.(a)(b)	64,233	751,526
Vishay Intertechnology Inc.	91,748	1,678,988

		10,196,632

Energy Equipment & Services — 2.5%
Diamond Offshore Drilling Inc.(a)	44,904	636,739
Ensco PLC, Class A	303,491	2,166,926
Frank’s International NV(a)	51,230	363,733
McDermott International Inc.(a)	125,622	971,058

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Nabors Industries Ltd.	225,988	$1,123,160
Oceaneering International Inc.(a)	68,423	1,295,932
Rowan Companies PLC, Class A(a)	88,225	1,403,660
U.S. Silica Holdings Inc.	53,933	755,062
Weatherford International PLC(a)(b)	692,344	934,664

		9,650,934

Equity Real Estate Investment Trusts (REITs) — 12.0%
Apple Hospitality REIT Inc.(b)	150,332	2,430,868
Chesapeake Lodging Trust	41,986	1,233,969
Colony Capital Inc.	340,116	1,996,481
Columbia Property Trust Inc.	81,920	1,839,104
CoreCivic Inc.	82,335	1,849,244
DiamondRock Hospitality Co.	146,878	1,534,875
EPR Properties	51,621	3,548,428
GEO Group Inc. (The)	84,572	1,869,887
Hospitality Properties Trust	114,120	2,923,754
LaSalle Hotel Properties	76,651	2,530,250
Lexington Realty Trust	148,077	1,150,558
LTC Properties Inc.(b)	27,553	1,178,442
Mack-Cali Realty Corp.	62,693	1,272,668
Outfront Media Inc.	96,710	1,713,701
Piedmont Office Realty Trust Inc., Class A	89,136	1,606,231
Retail Properties of America Inc., Class A	152,459	1,870,672
Sabra Health Care REIT Inc.	123,786	2,679,967
Select Income REIT	62,141	1,175,086
Senior Housing Properties Trust	165,000	2,651,550
SITE Centers Corp.	101,151	1,257,307
Summit Hotel Properties Inc.	74,116	853,816
Sunstone Hotel Investors Inc.	158,475	2,293,133
Tanger Factory Outlet Centers Inc.(b)	66,424	1,478,598
Weingarten Realty Investors	82,700	2,325,524
Xenia Hotels & Resorts Inc.	77,719	1,597,126

		46,861,239

Food & Staples Retailing — 0.4%
Rite Aid Corp.(a)(b)	740,638	888,766
United Natural Foods Inc.(a)(b)	35,122	763,201

		1,651,967

Food Products — 2.5%
B&G Foods Inc.(b)	45,723	1,190,627
Darling Ingredients Inc.(a)(b)	114,362	2,362,719
Flowers Foods Inc.	127,385	2,459,804
Fresh Del Monte Produce Inc.	21,078	696,206
Sanderson Farms Inc.	13,940	1,371,557
TreeHouse Foods Inc.(a)(b)	39,032	1,778,298

		9,859,211

Gas Utilities — 1.7%
Northwest Natural Holding Co.	20,384	1,320,679
Southwest Gas Holdings Inc.	34,115	2,636,066
Spire Inc.	35,180	2,553,365

		6,510,110

Health Care Equipment & Supplies — 0.5%
Avanos Medical Inc.(a)	32,814	1,857,272

Health Care Providers & Services — 2.0%
Brookdale Senior Living Inc.(a)(b)	130,432	1,164,758
LifePoint Health Inc.(a)(b)	26,849	1,741,426
Magellan Health Inc.(a)(b)	17,353	1,128,986
MEDNAX Inc.(a)	64,895	2,679,514

Security	Shares	Value

Health Care Providers & Services (continued)
Patterson Companies Inc.	57,296	$1,293,744

		8,008,428

Hotels, Restaurants & Leisure — 1.5%
Brinker International Inc.	28,346	1,228,799
Extended Stay America Inc.	131,170	2,135,448
Penn National Gaming Inc.(a)	74,148	1,800,313
Scientific Games Corp./DE, Class A(a)(b)	38,026	846,459

		6,011,019

Household Durables — 1.4%
MDC Holdings Inc.	31,431	883,211
Meritage Homes Corp.(a)	26,558	989,286
Taylor Morrison Home Corp., Class A(a)	80,241	1,327,186
TRI Pointe Group Inc.(a)(b)	105,694	1,257,759
Tupperware Brands Corp.	34,692	1,217,689

		5,675,131

Household Products — 0.5%
Spectrum Brands Holdings Inc.	32,071	2,083,011

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	24,044	466,935
Clearway Energy Inc., Class C	50,717	994,560

		1,461,495

Insurance — 5.4%
American Equity Investment Life Holding Co.	62,739	1,958,712
American National Insurance Co.	5,964	735,003
AmTrust Financial Services Inc.	69,327	994,149
Argo Group International Holdings Ltd.	23,528	1,449,560
Aspen Insurance Holdings Ltd.	41,451	1,735,968
Assured Guaranty Ltd.	75,255	3,008,695
CNO Financial Group Inc.	114,261	2,159,533
Employers Holdings Inc.	23,145	1,063,744
Genworth Financial Inc., Class A(a)	347,541	1,487,475
Hanover Insurance Group Inc. (The)	29,534	3,289,497
Selective Insurance Group Inc.	40,879	2,651,003
Third Point Reinsurance Ltd.(a)	54,515	602,936

		21,136,275

IT Services — 1.0%
Conduent Inc.(a)(b)	127,560	2,436,396
Travelport Worldwide Ltd.	87,608	1,310,616

		3,747,012

Leisure Products — 0.1%
Acushnet Holdings Corp.	23,301	569,243

Machinery — 3.0%
Colfax Corp.(a)(b)	66,884	1,874,759
Harsco Corp.(a)	56,134	1,542,001
Kennametal Inc.	56,690	2,009,660
Meritor Inc.(a)	59,960	1,018,720
Navistar International Corp.(a)	45,266	1,515,958
Rexnord Corp.(a)	72,526	1,944,422
Timken Co. (The)	48,183	1,905,638

		11,811,158

Media — 1.7%
AMC Networks Inc., Class A(a)(b)	31,534	1,847,262
Meredith Corp.	27,628	1,424,500
Sinclair Broadcast Group Inc., Class A	53,151	1,522,244
TEGNA Inc.	149,485	1,725,057

		6,519,063

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	219,337	$811,547
Cleveland-Cliffs Inc.(a)(b)	206,874	2,225,964
Compass Minerals International Inc.	23,507	1,140,325
Hecla Mining Co.	331,106	794,654

		4,972,490

Mortgage Real Estate Investment — 3.2%
Apollo Commercial Real Estate Finance Inc.(b)	77,728	1,454,291
Blackstone Mortgage Trust Inc., Class A	82,167	2,772,315
Chimera Investment Corp.	129,880	2,415,768
Invesco Mortgage Capital Inc.	78,876	1,189,450
MFA Financial Inc.	311,510	2,158,764
Two Harbors Investment Corp.	172,241	2,530,220

		12,520,808

Multi-Utilities — 1.7%
Avista Corp.	45,623	2,345,935
Black Hills Corp.	37,224	2,214,828
NorthWestern Corp.	34,936	2,052,839

		6,613,602

Multiline Retail — 0.5%
Big Lots Inc.	27,984	1,161,895
Dillard’s Inc., Class A(b)	13,335	939,051

		2,100,946

Oil, Gas & Consumable Fuels — 5.0%
Arch Coal Inc., Class A	13,589	1,303,185
Chesapeake Energy Corp.(a)	633,406	2,223,255
CVR Energy Inc.	20,243	870,449
Delek U.S. Holdings Inc.	53,622	1,969,000
Gulfport Energy Corp.(a)	109,447	997,062
Oasis Petroleum Inc.(a)	185,463	1,865,758
Peabody Energy Corp.	57,474	2,037,453
QEP Resources Inc.(a)	164,560	1,466,230
SemGroup Corp., Class A	45,474	840,814
Southwestern Energy Co.(a)	407,217	2,174,539
Whiting Petroleum Corp.(a)	63,160	2,355,868
World Fuel Services Corp.	47,234	1,511,488

		19,615,101

Paper & Forest Products — 1.6%
Domtar Corp.	43,669	2,022,311
KapStone Paper and Packaging Corp.	61,785	2,162,475
Louisiana-Pacific Corp.	99,091	2,157,211

		6,341,997

Personal Products — 1.1%
Edgewell Personal Care Co.(a)	37,495	1,799,010
Nu Skin Enterprises Inc., Class A	38,551	2,707,051

		4,506,061

Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	25,799	3,670,682

Road & Rail — 0.7%
Hertz Global Holdings Inc.(a)(b)	37,893	521,029
Ryder System Inc.	36,865	2,039,003

		2,560,032

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology Inc.(a)	89,565	640,390

Software — 1.9%
Avaya Holdings Corp.(a)(b)	71,743	1,178,020
Nuance Communications Inc.(a)(b)	199,132	3,462,906
TiVo Corp.	85,865	944,515

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)(b)	44,427	$2,028,981

		7,614,422

Specialty Retail — 6.1%
American Eagle Outfitters Inc.	116,991	2,697,812
AutoNation Inc.(a)(b)	39,936	1,616,609
Bed Bath & Beyond Inc.	97,292	1,336,792
Dick’s Sporting Goods Inc.	53,104	1,878,289
DSW Inc., Class A	47,343	1,256,957
GameStop Corp., Class A	70,818	1,033,943
Group 1 Automotive Inc.	13,174	760,667
Michaels Companies Inc. (The)(a)(b)	67,747	1,073,790
Murphy USA Inc.(a)(b)	20,779	1,675,411
Party City Holdco Inc.(a)(b)	39,719	415,858
Penske Automotive Group Inc.	25,393	1,126,941
Sally Beauty Holdings Inc.(a)(b)	83,433	1,485,942
Signet Jewelers Ltd.	36,042	2,020,154
Urban Outfitters Inc.(a)(b)	52,952	2,089,486
Williams-Sonoma Inc.	55,930	3,321,123

		23,789,774

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	81,860	2,197,941

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.(a)	20,875	2,654,674

Thrifts & Mortgage Finance — 2.7%
Capitol Federal Financial Inc.	96,100	1,192,601
Flagstar Bancorp. Inc.(a)	20,478	630,518
MGIC Investment Corp.(a)(b)	251,450	3,070,205
Provident Financial Services Inc.	42,738	1,042,807
Radian Group Inc.	148,091	2,841,866
Washington Federal Inc.	58,053	1,634,772

		10,412,769

Trading Companies & Distributors — 1.1%
Aircastle Ltd.	38,481	747,686
GATX Corp.	26,176	1,961,368
WESCO International Inc.(a)	32,703	1,641,036

		4,350,090

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	53,347	1,971,172

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems Inc.	63,950	1,971,578

Total Common Stocks — 99.9% (Cost: $399,299,951)		391,460,152

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.36%(c)(d)(e)	30,536,913	30,543,020

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.11%(c)(d)	225,090	$225,090

		30,768,110

Total Short-Term Investments — 7.8% (Cost: $30,762,051)		30,768,110

Total Investments in Securities — 107.7% (Cost: $430,062,002)		422,228,262

Other Assets, Less Liabilities — (7.7)%		(30,227,773)

Net Assets — 100.0%		$392,000,489

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2018, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	04/30/18	Net Activity	10/31/18	10/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,562,106	(4,025,193)	30,536,913	$30,543,020	$100,651	(b)	$940		$2,932
BlackRock Cash Funds: Treasury, SL Agency Shares	415,787	(190,697)	225,090	225,090	4,739		—		—

				$30,768,110	$105,390		$940		$2,932

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$391,460,152	$—	$—	$391,460,152
Money Market Funds	30,768,110	—	—	30,768,110

	$422,228,262	$—	$—	$422,228,262

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2018

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$913,380,689	$971,670,424	$386,715,347	$690,694,434
Affiliated(c)	12,656,242	22,501,807	436,056	25,757,463
Receivables:
Investments sold	6,726,759	—	—	—
Securities lending income — Affiliated	761	7,059	—	5,846
Dividends	875,612	310,424	641,611	328,606
Tax reclaims	—	—	—	2,209

Total assets	933,640,063	994,489,714	387,793,014	716,788,558

LIABILITIES
Collateral on securities loaned, at value	3,614,926	12,479,791	—	25,353,887
Payables:
Investments purchased	6,533,974	—	672,056	—
Investment advisory fees	162,446	215,135	83,500	150,625

Total liabilities	10,311,346	12,694,926	755,556	25,504,512

NET ASSETS	$923,328,717	$981,794,788	$387,037,458	$691,284,046

NET ASSETS CONSIST OF:
Paid-in capital	$795,958,446	$670,465,422	$346,532,933	$656,688,919
Accumulated earnings	127,370,271	311,329,366	40,504,525	34,595,127

NET ASSETS	$923,328,717	$981,794,788	$387,037,458	$691,284,046

Shares outstanding	5,850,000	5,800,000	3,750,000	3,950,000

Net asset value	$157.83	$169.27	$103.21	$175.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,555,022	$12,575,823	$—	$25,195,411
(b) Investments, at cost — Unaffiliated	$788,461,078	$686,266,984	$342,542,091	$652,608,717
(c) Investments, at cost — Affiliated	$13,776,892	$21,811,029	$436,056	$25,755,833

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$303,328,637	$432,526,892	$229,790,452	$194,911,626
Affiliated(c)	19,430,157	9,878,305	22,725,974	37,849,951
Cash	—	23,751	—	—
Receivables:
Securities lending income — Affiliated	5,728	2,558	7,815	12,760
Dividends	64,007	405,873	173,768	6,140

Total assets	322,828,529	442,837,379	252,698,009	232,780,477

LIABILITIES
Collateral on securities loaned, at value	19,127,439	9,763,165	22,544,554	37,718,742
Payables:
Investment advisory fees	76,797	112,838	50,401	51,326

Total liabilities	19,204,236	9,876,003	22,594,955	37,770,068

NET ASSETS	$303,624,293	$432,961,376	$230,103,054	$195,010,409

NET ASSETS CONSIST OF:
Paid-in capital	$241,750,858	$421,387,083	$225,900,416	$170,496,747
Accumulated earnings	61,873,435	11,574,293	4,202,638	24,513,662

NET ASSETS	$303,624,293	$432,961,376	$230,103,054	$195,010,409

Shares outstanding	1,450,000	2,850,000	1,400,000	1,050,000

Net asset value	$209.40	$151.92	$164.36	$185.72

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$19,409,526	$9,570,789	$22,442,643	$38,003,261
(b) Investments, at cost — Unaffiliated	$249,930,576	$414,290,292	$223,570,449	$173,686,528
(c) Investments, at cost — Affiliated	$19,426,596	$9,877,622	$22,722,764	$37,844,516

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2018

iShares Morningstar Small-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$391,460,152
Affiliated(c)	30,768,110
Receivables:
Investments sold	133,608
Securities lending income — Affiliated	11,677
Dividends	316,376

Total assets	422,689,923

LIABILITIES
Collateral on securities loaned, at value	30,547,040
Payables:
Securities related to in-kind transactions	37,198
Investment advisory fees	105,196

Total liabilities	30,689,434

NET ASSETS	$392,000,489

NET ASSETS CONSIST OF:
Paid-in capital	$417,491,177
Accumulated loss	(25,490,688)

NET ASSETS	$392,000,489

Shares outstanding	2,800,000

Net asset value	$140.00

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$30,296,640
(b) Investments, at cost — Unaffiliated	$399,299,951
(c) Investments, at cost — Affiliated	$30,762,051

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended October 31, 2018

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,434,477	$4,409,831	$5,892,278	$8,193,534
Dividends — Affiliated	146,396	123,744	5,425	10,342
Securities lending income — Affiliated — net	2,819	129,825	738	36,400

Total investment income	10,583,692	4,663,400	5,898,441	8,240,276

EXPENSES
Investment advisory fees	979,599	1,278,329	495,722	956,790

Total expenses	979,599	1,278,329	495,722	956,790

Net investment income	9,604,093	3,385,071	5,402,719	7,283,486

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,878,702	(5,752,534)	(2,532,306)	(11,911,162)
Investments — Affiliated	(36,525)	(2,642)	159	1,562
In-kind redemptions — Unaffiliated	22,903,758	33,165,209	5,810,538	40,471,555
In-kind redemptions — Affiliated	(20,026)	44,946	—	—

Net realized gain	29,725,909	27,454,979	3,278,391	28,561,955

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,074,671	(1,972,348)	4,544,785	(47,194,407)
Investments — Affiliated	(1,149,725)	(2,372,987)	(7)	405

Net change in unrealized appreciation (depreciation)	4,924,946	(4,345,335)	4,544,778	(47,194,002)

Net realized and unrealized gain (loss)	34,650,855	23,109,644	7,823,169	(18,632,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,254,948	$26,494,715	$13,225,888	$(11,348,561)

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$839,649	$5,976,478	$1,993,120	$366,961
Dividends — Affiliated	1,703	5,802	2,736	1,322
Securities lending income — Affiliated — net	49,820	17,736	69,898	84,400
Foreign taxes withheld	(1,792)	—	—	—

Total investment income	889,380	6,000,016	2,065,754	452,683

EXPENSES
Investment advisory fees	437,634	670,165	321,252	302,673

Total expenses	437,634	670,165	321,252	302,673

Net investment income	451,746	5,329,851	1,744,502	150,010

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,360,781)	(1,825,336)	(3,462,643)	(1,713,888)
Investments — Affiliated	1,741	(305)	847	458
In-kind redemptions — Unaffiliated	16,524,571	17,938,081	18,130,904	9,730,748
Litigation proceeds	109,052 (a)	—	—	17,803 (a)

Net realized gain	13,274,583	16,112,440	14,669,108	8,035,121

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(13,198,478)	(33,977,220)	(22,992,544)	(7,567,359)
Investments — Affiliated	1,329	328	1,684	2,521

Net change in unrealized appreciation (depreciation)	(13,197,149)	(33,976,892)	(22,990,860)	(7,564,838)

Net realized and unrealized gain (loss)	77,434	(17,864,452)	(8,321,752)	470,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$529,180	$(12,534,601)	$(6,577,250)	$620,293

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2018

iShares Morningstar Small-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,762,294
Dividends — Affiliated	4,739
Securities lending income — Affiliated — net	100,651
Foreign taxes withheld	(3,745)

Total investment income	4,863,939

EXPENSES
Investment advisory fees	672,548

Total expenses	672,548

Net investment income	4,191,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	11,162,780
Investments — Affiliated	940
In-kind redemptions — Unaffiliated	7,536,504

Net realized gain	18,700,224

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(28,603,965)
Investments — Affiliated	2,932

Net change in unrealized appreciation (depreciation)	(28,601,033)

Net realized and unrealized loss	(9,900,809)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,709,418)

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,604,093	$17,883,272	$3,385,071	$8,186,933
Net realized gain	29,725,909	87,213,011	27,454,979	71,161,100
Net change in unrealized appreciation (depreciation)	4,924,946	(32,124,717)	(4,345,335)	86,100,342

Net increase in net assets resulting from operations	44,254,948	72,971,566	26,494,715	165,448,375

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,364,570)	(17,784,765)	(3,588,566)	(7,986,129)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(55,943,321)	74,761,644	26,571,590	45,828,677

NET ASSETS(a)
Total increase (decrease) in net assets	(21,052,943)	129,948,445	49,477,739	203,290,923
Beginning of period	944,381,660	814,433,215	932,317,049	729,026,126

End of period	$923,328,717	$944,381,660	$981,794,788	$932,317,049

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,402,719	$9,714,855	$7,283,486	$10,851,929
Net realized gain	3,278,391	26,701,073	28,561,955	71,952,042
Net change in unrealized appreciation (depreciation)	4,544,778	(3,502,054)	(47,194,002)	(16,956,105)

Net increase (decrease) in net assets resulting from operations	13,225,888	32,913,874	(11,348,561)	65,847,866

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,186,925)	(9,667,473)	(6,810,262)	(10,424,753)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,974,557	(29,490,293)	(38,415,182)	(55,171,942)

NET ASSETS(a)
Total increase (decrease) in net assets	13,013,520	(6,243,892)	(56,574,005)	251,171
Beginning of period	374,023,938	380,267,830	747,858,051	747,606,880

End of period	$387,037,458	$374,023,938	$691,284,046	$747,858,051

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$451,746	$924,321	$5,329,851	$8,565,141
Net realized gain	13,274,583	18,116,001	16,112,440	19,062,956
Net change in unrealized appreciation (depreciation)	(13,197,149)	18,992,061	(33,976,892)	6,451,687

Net increase (decrease) in net assets resulting from operations	529,180	38,032,383	(12,534,601)	34,079,784

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(423,553)	(1,105,496)	(4,852,618)	(8,237,672)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,380,119	9,438,807	32,547,669	7,434,871

NET ASSETS(a)
Total increase in net assets	44,485,746	46,365,694	15,160,450	33,276,983
Beginning of period	259,138,547	212,772,853	417,800,926	384,523,943

End of period	$303,624,293	$259,138,547	$432,961,376	$417,800,926

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,744,502	$2,907,099	$150,010	$576,559
Net realized gain	14,669,108	20,568,657	8,035,121	12,802,051
Net change in unrealized appreciation (depreciation)	(22,990,860)	(6,708,099)	(7,564,838)	9,688,393

Net increase (decrease) in net assets resulting from operations	(6,577,250)	16,767,657	620,293	23,067,003

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,794,797)	(3,185,010)	(346,838)	(605,018)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,463,343)	(8,287,953)	29,999,919	26,149,737

NET ASSETS(a)
Total increase (decrease) in net assets	(16,835,390)	5,294,694	30,273,374	48,611,722
Beginning of period	246,938,444	241,643,750	164,737,035	116,125,313

End of period	$230,103,054	$246,938,444	$195,010,409	$164,737,035

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)	Year Ended 04/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,191,391	$8,352,525
Net realized gain	18,700,224	32,813,003
Net change in unrealized appreciation (depreciation)	(28,601,033)	(34,770,387)

Net increase (decrease) in net assets resulting from operations	(5,709,418)	6,395,141

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,774,940)	(8,746,485)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,675,737)	(32,039,381)

NET ASSETS(a)
Total decrease in net assets	(55,160,095)	(34,390,725)
Beginning of period	447,160,584	481,551,309

End of period	$392,000,489	$447,160,584

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$152.32		$142.88	$120.58	$122.54	$110.41	$94.86

Net investment income(a)	1.59		2.93	2.57	2.27	2.33	2.17
Net realized and unrealized gain (loss)(b)	5.48		9.42	22.44	(1.27)	12.05	15.49

Net increase from investment operations	7.07		12.35	25.01	1.00	14.38	17.66

Distributions
From net investment income	(1.56)		(2.91)	(2.71)	(2.96)	(2.25)	(2.11)

Total distributions	(1.56)		(2.91)	(2.71)	(2.96)	(2.25)	(2.11)

Net asset value, end of period	$157.83		$152.32	$142.88	$120.58	$122.54	$110.41

Total Return
Based on net asset value	4.62	%(c)	8.66%	20.97%	0.87%	13.09%	18.80%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.96	%(d)	1.91%	1.96%	1.91%	1.96%	2.13%

Supplemental Data
Net assets, end of period (000)	$923,329		$944,382	$814,433	$608,927	$667,832	$469,247

Portfolio turnover rate(e)	22	%(c)	46%	45%	39%	27%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$165.01		$136.27	$116.36	$118.09	$100.37	$83.14

Net investment income(a)	0.59		1.48	1.12	1.13	1.11	0.93
Net realized and unrealized gain (loss)(b)	4.30		28.70	19.88	(1.64)	17.67	17.26

Net increase (decrease) from investment operations	4.89		30.18	21.00	(0.51)	18.78	18.19

Distributions
From net investment income	(0.63)		(1.44)	(1.09)	(1.22)	(1.06)	(0.96)

Total distributions	(0.63)		(1.44)	(1.09)	(1.22)	(1.06)	(0.96)

Net asset value, end of period	$169.27		$165.01	$136.27	$116.36	$118.09	$100.37

Total Return
Based on net asset value	2.94	%(c)	22.26%	18.15%	(0.44)%	18.77%	21.98%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.66	%(d)	0.97%	0.91%	0.96%	0.99%	1.00%

Supplemental Data
Net assets, end of period (000)	$981,795		$932,317	$729,026	$791,246	$726,248	$521,926

Portfolio turnover rate(e)	13	%(c)	48%	31%	22%	21%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$101.09		$95.07	$85.03	$86.04	$82.96	$72.21

Net investment income(a)	1.44		2.55	2.53	2.56	2.21	2.05
Net realized and unrealized gain (loss)(b)	2.06		6.02	10.03	(1.03)	3.07	10.75

Net increase from investment operations	3.50		8.57	12.56	1.53	5.28	12.80

Distributions
From net investment income	(1.38)		(2.55)	(2.52)	(2.54)	(2.20)	(2.05)

Total distributions	(1.38)		(2.55)	(2.52)	(2.54)	(2.20)	(2.05)

Net asset value, end of period	$103.21		$101.09	$95.07	$85.03	$86.04	$82.96

Total Return
Based on net asset value	3.46	%(c)	9.07%	14.95%	1.92%	6.42%	17.98%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.72	%(d)	2.54%	2.78%	3.10%	2.60%	2.67%

Supplemental Data
Net assets, end of period (000)	$387,037		$374,024	$380,268	$289,101	$305,434	$298,657

Portfolio turnover rate(e)	11	%(c)	24%	31%	27%	14%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$180.21		$168.00	$145.96	$151.49	$133.53	$111.77

Net investment income(a)	1.79		2.48	2.01	2.30	2.01	1.55
Net realized and unrealized gain (loss)(b)	(5.30)		12.13	22.68	(5.42)	18.03	21.81

Net increase (decrease) from investment operations	(3.51)		14.61	24.69	(3.12)	20.04	23.36

Distributions
From net investment income	(1.69)		(2.40)	(2.65)	(2.41)	(2.08)	(1.60)

Total distributions	(1.69)		(2.40)	(2.65)	(2.41)	(2.08)	(1.60)

Net asset value, end of period	$175.01		$180.21	$168.00	$145.96	$151.49	$133.53

Total Return
Based on net asset value	(2.01	)%(c)	8.73%	17.06%	(2.03)%	15.09%	21.04%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.90	%(d)	1.40%	1.28%	1.59%	1.39%	1.26%

Supplemental Data
Net assets, end of period (000)	$691,284		$747,858	$747,607	$540,062	$515,075	$280,415

Portfolio turnover rate(e)	35	%(c)	50%	56%	51%	55%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$207.31		$177.31	$153.60	$165.11	$142.18	$119.51

Net investment income(a)	0.35		0.75	0.84	0.60	0.60	0.55
Net realized and unrealized gain (loss)(b)	2.07		30.14	23.76	(11.46)	23.19	22.75

Net increase (decrease) from investment operations	2.42		30.89	24.60	(10.86)	23.79	23.30

Distributions
From net investment income	(0.33)		(0.89)	(0.89)	(0.65)	(0.86)	(0.63)

Total distributions	(0.33)		(0.89)	(0.89)	(0.65)	(0.86)	(0.63)

Net asset value, end of period	$209.40		$207.31	$177.31	$153.60	$165.11	$142.18

Total Return
Based on net asset value	1.15	%(c)(d)	17.46%	16.06%	(6.58)%	16.78%	19.52%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.31	%(e)	0.38%	0.52%	0.39%	0.39%	0.41%

Supplemental Data
Net assets, end of period (000)	$303,624		$259,139	$212,773	$207,355	$231,160	$199,052

Portfolio turnover rate(f)	18	%(c)	43%	47%	44%	50%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 1.12% for the six months ended October 31, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$157.66		$147.89	$125.61	$125.84	$118.75	$96.24

Net investment income(a)	1.93		3.26	2.87	2.86	2.38	2.28
Net realized and unrealized gain (loss)(b)	(5.93)		9.65	22.21	(0.12)	7.22	22.46

Net increase (decrease) from investment operations	(4.00)		12.91	25.08	2.74	9.60	24.74

Distributions
From net investment income	(1.74)		(3.14)	(2.80)	(2.97)	(2.51)	(2.23)

Total distributions	(1.74)		(3.14)	(2.80)	(2.97)	(2.51)	(2.23)

Net asset value, end of period	$151.92		$157.66	$147.89	$125.61	$125.84	$118.75

Total Return
Based on net asset value	(2.59	)%(c)	8.81%	20.15%	2.29%	8.13%	25.94%

Ratios to Average Net Assets
Total expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.39	%(d)	2.13%	2.06%	2.37%	1.93%	2.11%

Supplemental Data
Net assets, end of period (000)	$432,961		$417,801	$384,524	$194,702	$226,507	$189,994

Portfolio turnover rate(e)	19	%(c)	45%	38%	38%	33%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$170.30		$161.10	$134.45	$140.33	$130.00	$107.69

Net investment income(a)	1.23		1.96	1.67	2.05	1.61	1.21
Net realized and unrealized gain (loss)(b)	(5.91)		9.40	27.48	(5.99)	10.40	22.28

Net increase (decrease) from investment operations	(4.68)		11.36	29.15	(3.94)	12.01	23.49

Distributions
From net investment income	(1.26)		(2.16)	(2.50)	(1.94)	(1.68)	(1.18)

Total distributions	(1.26)		(2.16)	(2.50)	(1.94)	(1.68)	(1.18)

Net asset value, end of period	$164.36		$170.30	$161.10	$134.45	$140.33	$130.00

Total Return
Based on net asset value	(2.82	)%(c)	7.09%	21.86%	(2.78)%	9.27%	21.89%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.36	%(d)	1.18%	1.13%	1.53%	1.19%	0.99%

Supplemental Data
Net assets, end of period (000)	$230,103		$246,938	$241,644	$194,947	$224,533	$214,500

Portfolio turnover rate(e)	40	%(c)	56%	66%	65%	61%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$183.04		$154.83	$130.57	$139.32	$125.88	$103.68

Net investment income(a)	0.15		0.72	0.86	0.83	0.77	0.67
Net realized and unrealized gain (loss)(b)	2.88		28.26	25.25	(8.79)	13.49	22.29

Net increase (decrease) from investment operations	3.03		28.98	26.11	(7.96)	14.26	22.96

Distributions
From net investment income	(0.35)		(0.77)	(1.85)	(0.79)	(0.82)	(0.76)

Total distributions	(0.35)		(0.77)	(1.85)	(0.79)	(0.82)	(0.76)

Net asset value, end of period	$185.72		$183.04	$154.83	$130.57	$139.32	$125.88

Total Return
Based on net asset value	1.64	%(c)(d)	18.75%	20.10%	(5.73)%	11.35%	22.16%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.15	%(e)	0.42%	0.60%	0.62%	0.58%	0.55%

Supplemental Data
Net assets, end of period (000)	$195,010		$164,737	$116,125	$110,984	$118,423	$132,177

Portfolio turnover rate(f)	28	%(c)	51%	63%	59%	61%	62%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 1.63% for the six months ended October 31, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/18 (unaudited)		Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$144.25		$143.75	$122.26	$128.47	$122.17	$103.19

Net investment income(a)	1.44		2.58	3.08	3.04	3.11	2.10
Net realized and unrealized gain (loss)(b)	(4.05)		0.61	21.83	(6.28)	6.40	19.15

Net increase (decrease) from investment operations	(2.61)		3.19	24.91	(3.24)	9.51	21.25

Distributions
From net investment income	(1.64)		(2.69)	(3.42)	(2.97)	(3.21)	(2.27)

Total distributions	(1.64)		(2.69)	(3.42)	(2.97)	(3.21)	(2.27)

Net asset value, end of period	$140.00		$144.25	$143.75	$122.26	$128.47	$122.17

Total Return
Based on net asset value	(1.90	)%(c)	2.23%	20.58%	(2.42)%	7.83%	20.78%

Ratios to Average Net Assets
Total expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.87	%(d)	1.78%	2.29%	2.56%	2.47%	1.85%

Supplemental Data
Net assets, end of period (000)	$392,000		$447,161	$481,551	$379,000	$430,379	$366,517

Portfolio turnover rate(e)	27	%(c)	54%	48%	51%	40%	52%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Diversified
Morningstar Large-Cap Value	Diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Large-Cap
Citigroup Global Markets Inc.	$3,555,022	$3,555,022		$—	$—

Morningstar Large-Cap Growth
Barclays Bank PLC	$618,116	$618,116		$—	$—
Citigroup Global Markets Inc.	10,142,096	10,142,096		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,701,703	1,701,703		—	—
State Street Bank & Trust Company	7,688	7,688		—	—
UBS Securities LLC	106,220	106,220		—	—

	$12,575,823	$12,575,823		$—	$—

Morningstar Mid-Cap
Barclays Bank PLC	$1,982,711	$1,982,711		$—	$—
Citigroup Global Markets Inc.	3,833,409	3,833,409		—	—
Credit Suisse Securities (USA) LLC	3,030,476	3,030,476		—	—
Deutsche Bank Securities Inc.	3,176	3,176		—	—
Goldman Sachs & Co.	2,428,283	2,428,283		—	—
HSBC Bank PLC	37,593	37,593		—	—
JPMorgan Securities LLC	148,916	148,916		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,970,190	4,970,190		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,456,524	4,456,524		—	—
State Street Bank & Trust Company	165,388	165,388		—	—
TD Prime Services LLC	265,266	265,266		—	—
UBS AG	1,990,706	1,990,706		—	—
Wells Fargo Bank, National Association	451,941	451,941		—	—
Wells Fargo Securities LLC	1,430,832	1,430,832		—	—

	$25,195,411	$25,195,411		$—	$—

Morningstar Mid-Cap Growth
Barclays Bank PLC	$3,104,388	$3,104,388		$—	$—
BMO Capital Markets	20,880	20,880		—	—
BNP Paribas Securities Corp.	20,028	20,028		—	—
Citigroup Global Markets Inc.	3,774,031	3,774,031		—	—
Deutsche Bank Securities Inc.	622,747	622,747		—	—
Goldman Sachs & Co.	1,583,772	1,583,772		—	—
HSBC Bank PLC	3,480,960	3,480,960		—	—
JPMorgan Securities LLC	4,061,081	4,061,081		—	—
National Financial Services LLC	287,949	287,949		—	—
TD Prime Services LLC	2,453,690	2,453,690		—	—

	$19,409,526	$19,409,526		$—	$—

Morningstar Mid-Cap Value
Barclays Bank PLC	$848,325	$848,325		$—	$—
Citigroup Global Markets Inc.	172,843	172,843		—	—
Credit Suisse Securities (USA) LLC	221,338	221,338		—	—
Goldman Sachs & Co.	2,308,758	2,308,758		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,196,230	1,196,230		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,005	7,005		—	—
State Street Bank & Trust Company	9,104	9,104		—	—
TD Prime Services LLC	1,563,270	1,563,270		—	—
UBS Securities LLC	1,342,885	1,342,885		—	—
Wells Fargo Bank, National Association	1,901,031	1,901,031		—	—

	$9,570,789	$9,570,789		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Small-Cap
Barclays Bank PLC	$1,085,526	$1,085,526		$—	$—
Barclays Capital Inc.	50,403	50,403		—	—
BNP Paribas New York Branch	18,398	18,398		—	—
BNP Paribas Prime Brokerage International Ltd.	6,980	6,980		—	—
Citigroup Global Markets Inc.	1,712,699	1,712,699		—	—
Credit Suisse Securities (USA) LLC	1,807,371	1,807,371		—	—
Deutsche Bank Securities Inc.	1,407,538	1,407,538		—	—
Goldman Sachs & Co.	5,189,189	5,189,189		—	—
HSBC Bank PLC	110,732	110,732		—	—
ING Financial Markets LLC	130,366	130,366		—	—
JPMorgan Securities LLC	5,095,254	5,095,254		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,793,553	1,793,553		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,832,522	1,832,522		—	—
National Financial Services LLC	235,954	235,954		—	—
Scotia Capital (USA) Inc.	65,786	65,786		—	—
State Street Bank & Trust Company	344,269	344,269		—	—
TD Prime Services LLC	66,812	66,812		—	—
UBS AG	17,875	17,875		—	—
Wells Fargo Bank, National Association	196,712	196,712		—	—
Wells Fargo Securities LLC	1,274,704	1,274,704		—	—

	$22,442,643	$22,442,643		$—	$—

Morningstar Small-Cap Growth
Barclays Bank PLC	$1,790,174	$1,790,174		$—	$—
Barclays Capital Inc.	146,062	146,062		—	—
BNP Paribas New York Branch	1,509,153	1,509,153		—	—
BNP Paribas Prime Brokerage International Ltd.	1,458,473	1,458,473		—	—
Citigroup Global Markets Inc.	7,068,379	7,068,379		—	—
Credit Suisse Securities (USA) LLC	1,058,602	1,058,602		—	—
Deutsche Bank Securities Inc.	2,526,760	2,526,760		—	—
Goldman Sachs & Co.	3,096,002	3,096,002		—	—
HSBC Bank PLC	1,926,289	1,926,289		—	—
Jefferies LLC	2,661	2,661		—	—
JPMorgan Securities LLC	2,978,388	2,978,388		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,840,924	1,840,924		—	—
Mizuho Securities USA Inc.	42,875	42,875		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,934,555	5,934,555		—	—
National Financial Services LLC	1,156,852	1,156,852		—	—
RBC Capital Markets LLC	704,630	704,630		—	—
Scotia Capital (USA) Inc.	183,198	183,198		—	—
SG Americas Securities LLC	671,660	671,660		—	—
State Street Bank & Trust Company	711,767	711,767		—	—
UBS AG	323,649	323,649		—	—
UBS Securities LLC	939,730	939,730		—	—
Wells Fargo Bank, National Association	1,175,966	1,175,966		—	—
Wells Fargo Securities LLC	756,512	756,512		—	—

	$38,003,261	$38,003,261		$—	$—

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Small-Cap Value
Barclays Bank PLC	$828,286	$828,286		$—	$—
BNP Paribas Prime Brokerage International Ltd.	112,560	112,560		—	—
BNP Paribas Securities Corp.	3,165	3,165		—	—
Citigroup Global Markets Inc.	8,485,426	8,485,426		—	—
Credit Suisse Securities (USA) LLC	154,151	154,151		—	—
Deutsche Bank Securities Inc.	944,011	944,011		—	—
Goldman Sachs & Co.	6,498,015	6,498,015		—	—
JPMorgan Securities LLC	4,631,913	4,631,913		—	—
Merrill Lynch, Pierce, Fenner & Smith	15,383	15,383		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,252,168	4,252,168		—	—
National Financial Services LLC	99,988	99,988		—	—
RBC Capital Markets LLC	854,923	854,923		—	—
Scotia Capital (USA) Inc.	470,707	470,707		—	—
State Street Bank & Trust Company	1,012,545	1,012,545		—	—
UBS Securities LLC	87,250	87,250		—	—
Wells Fargo Bank, National Association	1,537,569	1,537,569		—	—
Wells Fargo Securities LLC	308,580	308,580		—	—

	$30,296,640	$30,296,640		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30
Morningstar Mid-Cap Value	0.30
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$1,393
Morningstar Large-Cap Growth	50,968
Morningstar Large-Cap Value	332
Morningstar Mid-Cap	17,310
Morningstar Mid-Cap Growth	23,316
Morningstar Mid-Cap Value	7,039
Morningstar Small-Cap	30,664
Morningstar Small-Cap Growth	38,546
Morningstar Small-Cap Value	44,982

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$104,445,174	$119,645,832
Morningstar Large-Cap Growth	54,450,255	62,554,464
Morningstar Large-Cap Value	29,078,524	23,475,779
Morningstar Mid-Cap	121,042,240	140,811,059
Morningstar Mid-Cap Growth	28,397,276	34,596,440
Morningstar Mid-Cap Value	51,055,592	45,839,637
Morningstar Small-Cap	63,995,686	44,769,215
Morningstar Small-Cap Growth	26,706,118	28,887,361
Morningstar Small-Cap Value	58,982,765	51,239,544

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the six months ended October 31, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$221,592,386	$215,301,322
Morningstar Large-Cap Growth	125,448,215	125,442,855
Morningstar Large-Cap Value	43,408,065	43,407,930
Morningstar Mid-Cap	269,243,380	263,490,679
Morningstar Mid-Cap Growth	50,868,950	50,222,652
Morningstar Mid-Cap Value	82,839,727	82,187,680
Morningstar Small-Cap	103,015,343	101,023,933
Morningstar Small-Cap Growth	56,795,285	55,339,486
Morningstar Small-Cap Value	119,008,064	119,094,811

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$32,622,493	$88,066,993
Morningstar Large-Cap Growth	124,834,625	98,353,115
Morningstar Large-Cap Value	31,004,749	25,781,100
Morningstar Mid-Cap	149,041,673	186,590,643
Morningstar Mid-Cap Growth	89,151,465	45,111,220
Morningstar Mid-Cap Value	88,575,097	56,250,073
Morningstar Small-Cap	62,136,042	71,561,297
Morningstar Small-Cap Growth	49,766,471	20,284,082
Morningstar Small-Cap Value	7,594,917	51,180,845

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Morningstar Large-Cap	$20,601,346	$—	$20,601,346
Morningstar Large-Cap Growth	—	982,680	982,680
Morningstar Large-Cap Value	—	5,511,604	5,511,604
Morningstar Mid-Cap	27,440,863	—	27,440,863
Morningstar Mid-Cap Growth	—	3,999,375	3,999,375
Morningstar Mid-Cap Value	13,655,020	—	13,655,020
Morningstar Small-Cap	14,006,741	—	14,006,741
Morningstar Small-Cap Growth	2,472,113	—	2,472,113
Morningstar Small-Cap Value	24,643,135	—	24,643,135

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$808,864,977	$154,342,718	$(37,170,764)	$117,171,954
Morningstar Large-Cap Growth	709,557,925	299,808,180	(15,193,874)	284,614,306
Morningstar Large-Cap Value	345,427,562	59,633,219	(17,909,378)	41,723,841
Morningstar Mid-Cap	683,878,262	77,976,599	(45,402,964)	32,573,635
Morningstar Mid-Cap Growth	270,188,760	66,456,219	(13,886,185)	52,570,034
Morningstar Mid-Cap Value	434,093,026	45,140,786	(36,828,615)	8,312,171
Morningstar Small-Cap	248,925,860	25,258,599	(21,668,033)	3,590,566
Morningstar Small-Cap Growth	213,712,428	34,738,558	(15,689,409)	19,049,149
Morningstar Small-Cap Value	441,305,324	37,072,843	(56,149,905)	(19,077,062)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Large-Cap
Shares sold	200,000	$32,755,184	2,650,000	$406,573,237
Shares redeemed	(550,000)	(88,698,505)	(2,150,000)	(331,811,593)

Net increase (decrease)	(350,000)	$(55,943,321)	500,000	$74,761,644

Morningstar Large-Cap Growth
Shares sold	700,000	$125,004,441	400,000	$61,288,903
Shares redeemed	(550,000)	(98,432,851)	(100,000)	(15,460,226)

Net increase	150,000	$26,571,590	300,000	$45,828,677

Morningstar Large-Cap Value
Shares sold	300,000	$31,089,543	300,000	$30,177,879
Shares redeemed	(250,000)	(26,114,986)	(600,000)	(59,668,172)

Net increase (decrease)	50,000	$4,974,557	(300,000)	$(29,490,293)

Morningstar Mid-Cap
Shares sold	800,000	$149,636,727	1,600,000	$284,851,591
Shares redeemed	(1,000,000)	(188,051,909)	(1,900,000)	(340,023,533)

Net decrease	(200,000)	$(38,415,182)	(300,000)	$(55,171,942)

Morningstar Mid-Cap Growth
Shares sold	400,000	$89,560,746	100,000	$19,775,703
Shares redeemed	(200,000)	(45,180,627)	(50,000)	(10,336,896)

Net increase	200,000	$44,380,119	50,000	$9,438,807

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/18		Year Ended 04/30/18
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value
Shares sold	550,000	$89,087,429	800,000	$122,777,182
Shares redeemed	(350,000)	(56,539,760)	(750,000)	(115,342,311)

Net increase	200,000	$32,547,669	50,000	$7,434,871

Morningstar Small-Cap
Shares sold	350,000	$63,896,504	500,000	$83,216,849
Shares redeemed	(400,000)	(72,359,847)	(550,000)	(91,504,802)

Net decrease	(50,000)	$(8,463,343)	(50,000)	$(8,287,953)

Morningstar Small-Cap Growth
Shares sold	250,000	$50,338,702	450,000	$76,726,833
Shares redeemed	(100,000)	(20,338,783)	(300,000)	(50,577,096)

Net increase	150,000	$29,999,919	150,000	$26,149,737

Morningstar Small-Cap Value
Shares sold	50,000	$7,767,669	1,400,000	$205,200,031
Shares redeemed	(350,000)	(52,443,406)	(1,650,000)	(237,239,412)

Net decrease	(300,000)	$(44,675,737)	(250,000)	$(32,039,381)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Morningstar Mid-Cap Value ETF received proceeds of $404,668 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

Distributions for the year ended April 30, 2018 were classified as follows:

iShares ETF	Net Investment Income
Morningstar Large-Cap	$17,784,765
Morningstar Large-Cap Growth	7,986,129
Morningstar Large-Cap Value	9,667,473
Morningstar Mid-Cap	10,424,753
Morningstar Mid-Cap Growth	1,105,496
Morningstar Mid-Cap Value	8,237,672
Morningstar Small-Cap	3,185,010
Morningstar Small-Cap Growth	605,018
Morningstar Small-Cap Value	8,746,485

Undistributed net investment income as of April 30, 2018 are as follows:

iShares ETF	Undistributed net investment income
Morningstar Large-Cap	$834,231
Morningstar Large-Cap Growth	446,256
Morningstar Large-Cap Value	798,103
Morningstar Mid-Cap	427,176
Morningstar Mid-Cap Growth	—
Morningstar Mid-Cap Value	327,469
Morningstar Small-Cap	—
Morningstar Small-Cap Growth	—
Morningstar Small-Cap Value	112,834

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Trust

I. iShares Morningstar Large-Cap ETF, iShares Morningstar Large-CapValue ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-CapValue ETF, iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Mid-Cap ETF and iShares Morningstar Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

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Board Review and Approval of Investment Advisory Contract (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the BoaDrd’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFAand its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

B O A R D R E V I E W A N D A P P R O V A L OF I N V E S T M E N T A D V I S O R Y C O N T R A C T	79

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Proxy Results

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large-Cap(a)	$1.553879	$—	$0.008123	$1.562002	99%	—%	1%		100%
Morningstar Large-Cap Growth(a)	0.619236	—	0.012573	0.631809	98	—	2		100
Morningstar Large-Cap Value(a)	1.380829	—	0.002351	1.383180	100	—	0	(b)	100
Morningstar Mid-Cap(a)	1.572574	—	0.113517	1.686091	93	—	7		100
Morningstar Mid-Cap Growth(a)	0.299928	—	0.027612	0.327540	92	—	8		100
Morningstar Mid-Cap Value(a)	1.696809	—	0.048100	1.744909	97	—	3		100
Morningstar Small-Cap(a)	1.128703	—	0.128397	1.257100	90	—	10		100
Morningstar Small-Cap Growth(a)	0.272911	—	0.073927	0.346838	79	—	21		100
Morningstar Small-Cap Value(a)	1.392829	—	0.243194	1.636023	85	—	15		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	81

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

    •  Go to www.icsdelivery.com.

    •  If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.       Code of Ethics.

Not applicable to this semi-annual report.

Item 3.       Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.       Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.         Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.         Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.         Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.       Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.       Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.       Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.       Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 30, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 30, 2019